SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

& OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04750

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Fenimore Asset Management Trust

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(Exact name of registrant as specified in charter)

384 North Grand Street

P.O. Box 399

Cobleskill, New York 12043

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(Address of principal executive offices) (Zip code)

Thomas O. Putnam

Fenimore Asset Management Trust

384 North Grand Street

Cobleskill, New York 12043

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Name and address of agent for service

Registrant's telephone number, including area code:  1-800-453-4392

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Date of fiscal year end:  December 31

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Date of reporting period:

December 31, 2013

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940

(17 CFR 270.30e-1).

The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-

CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in

Form N-CSR unless the Form displays a currently valid Office of

Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and

Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The

OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The annual report to stockholders is filed herewith.

FAM Funds

In-depth research.  Insightful investing.

ANNUAL REPORT

December 31, 2013

Value Fund

Equity-Income Fund

Small Cap Fund

Table of Contents

Chairman’s Commentary

1

Expense Data

4

FAM Value Fund

Letter to Shareholders

6

Performance Summary

12

Portfolio Data

14

Statement of Investments

15

FAM Equity-Income Fund

Letter to Shareholders

20

Performance Summary

24

Portfolio Data

26

Statement of Investments

27

FAM Small Cap Fund

Letter to Shareholders

32

Performance Summary

36

Portfolio Data

38

Statement of Investments

39

Statement of Assets and Liabilities

43

Statement of Operations

44

Statement of Changes in Net Assets

45

Notes to Financial Statements

47

Report of Independent Registered Public Accounting Firm

58

Investment Advisor Contract Renewal Disclosure

59

Information About Trustees and Officers

63

Supplemental Information

65

FAM Funds has adopted a Code of Ethics that applies to its principal executive and principal financial officers.  You may obtain a copy of this Code without charge, by calling FAM Funds at (800) 932-3271.

Chairman’s Commentary

December 31, 2013

Dear Fellow Shareholder,

The year 2013 was a very good year in many respects.  The United States economy continued

to  heal  from  the  bruising  financial  crisis  and  global  economies  continued  down  the  long path to a state of good repair.  American consumers  grew a bit more confident (or a bit less nervous) about their circumstances, and investors became a bit less nervous about (or more

confident  in)  U.S.  equities.   American  businesses  found  new  ways  to  improve  operations.

U.S. equity markets were up strongly, as were all three of our Funds.  While capital preserva-

tion  and  growth  require  constancy  of  caution  and  healthy  skepticism,  we  are  optimistic about opportunities in 2014.

First,  let  us  take  a  look  back.   U.S.  real  gross  domestic  product  (GDP)  grew  for  the  fourth straight year despite facing significant fiscal headwinds.  The U.S. added about 190,000 jobs per  month  and  has  recovered  nearly  90%  of  the  jobs  lost  since  the  beginning  of  the  reces-

sion. The housing, technology, automobile, and energy markets provided fuel for the expan-

sion.  New  home  sales  continued  to  grow  from  recessionary  lows  and  existing  home  sales neared long-term averages.  The quantity of U.S. automobiles sold was 7.5% higher than last

year  and  up  nearly  50%  from  the  2009  recession  trough.   American  businesses  expanded

margins through astute operational and capital management, aided by low interest rates,

resulting in earnings per share growth that exceeded revenue growth in the aggregate. These elements,  combined  with  the  improvement  in  consumer  and  investor  confidence  (which

are  both  cause  and  effect),  helped  vault  equity  markets  to  new  highs.   The  Russell  Midcap

Index,  an  index  of  the  800  largest  companies  in  the  Russell  1000  Index,  had  a  return  of

34.76%.  The S&P 500 Index, an index of the 500 largest companies by market capitalization,

returned  32.4%  including  dividends  (total  return).   The  Russell  2000  Index,  an  index  of

small- and mid-cap companies, was up with a total return of 38.8%.

Our Funds had a very good 2013 as well.  Though there is more detailed discussion of each in the managers’ letters, let me share some highlights.  The Value Fund earned a return of

33.0%,  achieved  51  new  net  asset  value  highs  throughout  the  year  and,  as  a  result,  is

approaching  $1  billion  in  assets.  The  Equity-Income  Fund  earned  a  return  of  29.8%.   The

Small Cap Fund, which launched in March of 2012, earned a return of 40.5% and ended the year with more than $40 million in assets.  It is hard to top a year like that….

This is a great segue to address the question we hear frequently, “Will this persist in 2014?”

Our long-term shareholders probably already know our answer, “We do not know what will happen to equities in the short term.”  However, after such strong performance in 2013, we do believe that equities can continue to rise.

First, despite the talk about a stock market bubble, equities are not particularly expensive

by  many  traditional  measures.   At  year-end  2013,  the  S&P  500  was  1848  or  17.2  times  pro-

jected  2013  earnings  (also  called  the  Price  to  Earnings  or  P/E  ratio).   Said  another  way,  at

Chairman’s Commentary

year-end  you  could  buy  $1  worth  of  S&P  500  earnings  for  $17.20.   Historically,  that  dollar

would have cost you, on average, $16.30 — not too far off from today’s levels. During stock market bubbles, like 1999, you would have paid nearly $30.00 for that dollar!  Record prices should not be confused with being expensive.

We believe that the global economy should likely continue to grow.   The pace of economic

improvement in America picked up at the end of 2013 and is expected to continue into 2014.

Though not out of the woods yet, the outlook in Europe is improving.  China has committed to sustainable growth while continuing its transition away from an export-driven economy.

Japan  is  taking  radical  steps  to  free  itself  from  years  of  deflation  and  stagnation.   And

emerging market economies should, to varying degrees, provide new markets for U.S. com-

panies.   All  of  these  dynamics  create  opportunities  for  businesses  to  grow  revenue  and earnings power.

Even if macroeconomic factors disappoint in 2014, the corporations in which we invest can grow their intrinsic value.  For example: Ross Stores should continue to open new stores in new markets; our insurance brokers—A.J. Gallagher and Brown & Brown—should continue

to buy smaller agencies and improve their operations;   Mohawk Industries should continue

to improve enterprise efficiency and profitability by integrating the three large companies they bought in 2013; and Illinois Tool Works should continue to lower raw materials costs and use their growing cash flow to repurchase shares. The list goes on.  And, though we do not know when it happens, growth in business value should eventually be reflected in their stock prices.

With that said, after such a convincing run, bargains are harder to find. This actually feels more “normal.”  Equity valuations tend to vacillate, and it is the extremes—periods in which they are particularly cheap or rich—which we most often remember.  But, much of the time,

equities are fairly valued and companies selling for less than they are worth are scarce.   This

is how we would characterize the environment now.   In 2013, our seven analysts traversed

the country  visiting with, or talking to, nearly 150 management teams to discover hidden values—and our travel calendars are already filling up for 2014.

This New Year is also a special time because Fenimore Asset Management, the investment advisor to FAM Funds, will celebrate its 40th Anniversary.  Over the years, we have managed our investors’ wealth through wars, terrorist attacks, recessions, social revolutions, technol-

ogy revolutions, asset bubbles, inflation, deflation, and every permutation of political party control. We use a tried-and-true approach grounded in an unwavering philosophy of invest-

ing in high-quality businesses, balance sheets, and management teams at bargain prices.

Over the decades, we have built a FAM Shareholder Services Team that is second to none. In an  era  when  most  mutual  funds  outsource  shareholder  services  to  call  centers,  when  you call  FAM  Funds  the  phone  rings  right  here  in  Cobleskill.  We  have  also  assembled  an

Chairman’s Commentary

Investment  Research  Team  that  is  experienced,  effective,  and  works  tirelessly  for  results.

Additionally, we have been honored by the oversight of a strong, visionary FAM Funds Board of  Independent  Trustees.  What  this  means  to  our  shareholders  is  that  we  have  built,  what we  believe  is,  an  independent,  accessible,  transparent,  and  stable  organization  to  last  40 more years… and beyond.

We thank you for your trust and support and look forward to serving you for a long time.

Thomas O. Putnam, Chairman

Research Team

Andrew F. Boord

John D. Fox, CFA

Kevin D. Gioia

Paul C. Hogan, CFA

Marc D. Roberts, CFA

Drew P. Wilson, CFA

FAM Funds — Expense Data

December 31, 2013 (Unaudited)

As  a  shareholder  of  the  Funds,  you  incur  ongoing  costs,  including  management  fees,  and other Fund expenses. This Example is intended to help you understand your ongoing costs

(in dollars) of investing in the Funds and to compare  these  costs  with  the  ongoing  costs  of investing in other mutual funds.

The  Example  is  based  on  an  investment  of  $1,000  at  the  beginning  of  the  period  and  held for the entire period (7/1/2013 to 12/31/2013).

Actual Expenses

Line  (A)  of  the  following  tables  provides  information  about  actual  account  values  and  ac-

tual expenses. You may use the information in this line, together with the amount you in-

vested, to estimate the expenses that you paid over the period. Simply divide your account value  by  $1,000  (for  example,  an  $8,600  account  value  divided  by  $1,000  =  8.6),  then  mul-

tiply  the  result  by  the  number  in  the  line  for  your  share  class  under  the  heading  entitled

“Expenses  Paid  During  Period”  to  estimate  the  expenses  you  paid  on  your  account  during this period.

Hypothetical Example for Comparison Purposes

Line (B) of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of re-

turn of 5% per year before expenses, which is not the Fund’s actual return. The hypotheti-

cal  account  values  and  expenses  may  not  be  used  to  estimate  the  actual  ending  account balance or expenses you paid for the period. You may use this information to compare the ongoing  costs  of  investing  in  the  Fund  and  other  funds.  To  do  so,  compare  this  5%  hypo-

thetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, line (B) of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

FAM Funds — Expense Data continued

Six months ended December 31, 2013

FAM Value Fund

Beginning

Ending

Expenses

Account Value

Account Value

Paid

7/1/2013

12/31/13

During Period

A.  Ongoing Costs Based on Actual Fund

$1,000.00

$1,146.90

$6.49*

Return

B.   Ongoing Costs Based on Hypothetical

$1,000.00

$1,018.95

$6.11*

5% Yearly Return

*Expenses are equal to the Fund’s annualized expense ratio of (1.20%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FAM Equity-Income Fund

Beginning

Ending

Expenses

Account Value

Account Value

Paid

7/1/2013

12/31/13

During Period

A. Ongoing Costs Based on Actual Fund

$1,000.00

$1,134.90

$7.10*

Return

B.  Ongoing Costs Based on Hypothetical

$1,000.00

$1,018.35

$6.72*

5% Yearly Return

*Expenses are equal to the Fund’s annualized expense ratio of (1.32%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FAM Small Cap Fund

Beginning

Ending

Expenses

Account Value

Account Value

Paid

7/1/2013

12/31/2013

During Period

A.  Ongoing Costs Based on Actual Fund

$1,000.00

$1,205.90

$8.34*

Return

B. Ongoing Costs Based on Hypothetical

$1,000.00

$1,017.44

$7.63*

5% Yearly Return

* Expenses are equal to the Fund’s net annualized expense ratio of (1.50%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FAM Value Fund

December 31, 2013

Dear Fellow Value Fund Shareholder:

Investors entered 2013 fearful of the “fiscal cliff” and skeptical of the stock market as the world seemed to bounce from crisis to crisis during the previous five years. We exit 2013 with better economic data and growing interest in equities as the U.S. stock market posted a very good year. In fact, it was the best year for U.S. stocks since 1997 as measured by the S&P 500 Index.

Performance Detail

At December 31, 2013 the net asset value of the FAM Value Fund was $61.81 per share.  The

Fund’s rate of return was up 33%, including distributions, from the beginning of the year.

For comparison, the Russell Midcap Index increased 34.8%, the S&P 500 Index increased

32.4% and the Russell 2000 Index increased 38.8%.

Best Performers

The best performer for the year, on a dollar-weighted basis, was IDEX Corporation (+61%)

with a gain of more than $20 million. IDEX is an acronym that stands for innovation,

diversity, and excellence. It is best known as a manufacturer of highly-engineered fluid handling products. IDEX also makes the well-known Jaws of Life rescue tool. The company produced terrific results in 2013 and we expect that the year-end results could show all-

time high records for sales, profit margins, and earnings per share.

The second-best performer was Ross Stores (+40%) with a gain of almost $12 million. We expect Ross to achieve another record fiscal year with earnings per share growth of almost 10% over the previous year. Shoppers continue to be attracted to its offering of brand-name clothes at discount prices. Ross’ current fiscal year (ending January 2014)

should be the ninth year in a row of positive earnings per share growth. In addition to providing growth, the business maintains its excellent financial strength. Ross Stores ended its last quarter with more than $400 million of cash in the bank. Management continues to allocate profits wisely with the shareholders receiving considerable dividends and share buybacks over the last five years.

The third-best performer was Mednax (+34%) gaining almost $11 million. Mednax is a health care service company that runs neonatal intensive care units at hospitals and provides anesthesia services. It has grown its earnings per share for many years through a combination of internal growth and acquisitions. We expect that 2013 should be the thirteenth consecutive year of earnings per share growth.

FAM Value Fund

Worst Performers

For the year ending December 31, 2013, the Fund owned only one stock that had a negative return. So our worst performers included two stocks that actually appreciated,

but at a lesser rate.

The worst performer in the Fund, on a dollar-weighted basis, was Digital River which we sold in the first quarter of 2013 at a slight loss to year-end 2012 value. Digital River is a technology company that handles the sale and distribution of software and game downloads from the Internet. We became concerned that with the trend in software sales moving to The Cloud, and bypassing the download to a PC, that it would be difficult for

Digital River to grow over time.

The second-worst performer was Forest City Enterprises which was first purchased in the third quarter. At year-end the Fund had a slight gain of $135,000 on its investment.

Forest City develops and owns commercial real estate in urban areas where land is scarce.

More than one-third of the company’s assets are in New York City and include the NY

Times headquarters building on 8th Avenue and the Barclays Center in Brooklyn. We

believe the value of the company’s real estate assets is greater than the current stock price and that management is actively engaged in realizing that value.

The third-worst performer was Questar (+20%) with a gain of nearly $400,000. Questar is the natural gas utility in the state of Utah. In many years a stock with a gain of 20% would be a top performer, but given the strength of the market in 2013 and the small position size in the Fund this stock did not contribute as much to performance.

Portfolio Activity

Purchases

We purchased three new positions—AutoZone, Inc., FLIR Systems, and Forest City

Enterprises—and purchased additional shares in five existing holdings.

AutoZone is the nation’s leading retailer of automotive replacement parts and accessories with more than 5,000 stores. You may recognize its tagline, “Get In The Zone—AutoZone,”

from their many radio and television advertisements. The corporation has an excellent track record of growth with earnings per share increasing by at least 18% per year over the last 5 and 10 years. The key to AutoZone’s successes is modest single-digit growth in the retail business coupled with very intelligent use of the cash flow it generates.

Management’s primary use of the free cash flow has been to repurchase the company’s stock shares. During the five years ending in August 2013 (the last reported fiscal year),

management had repurchased 43% of its outstanding shares. These repurchases make

FAM Value Fund

the remaining shares more valuable and we expect additional share buyback going forward.

FLIR Systems is the world leader in the design, manufacture, and marketing of thermal imaging infrared cameras. Infrared cameras have a wide variety of uses including automotive, fire & rescue, military, and facility security. FLIR produces more cameras than any company in the world giving it a cost advantage over its competitors. FLIR is extremely profitable with operating margins in excess of 20% and a return on equity of more than 14%. Like AutoZone, the business generates considerable amounts of excess cash flow which has been used for acquisitions, dividends, and share buyback.

Forest City Enterprises is an owner and developer of commercial real estate.  We owned the stock in the Fund in prior years and repurchased shares after following the company for many years; its world-class assets in cities like New York and management’s strategy to reduce risk and increase transparency going forward are impressive. To reiterate, we estimate its real estate assets are worth more than our purchase price and that this fact should become more visible as management executes on their plan.

In addition to our new stocks, we made additional purchases of Loews, M&T Bank,

Microchip Technology, Protective Life, and VCA-Antech.

Sales

We sold our entire position in four stocks — Digital River, Heartland Express, Johnson &

Johnson, and Meredith Corporation — to redeploy capital into other companies with greater future prospects.  Each of these stocks was sold for different reasons.

As mentioned above under “Portfolio Detail” within “Worst Performers,” we sold Digital

River due to future growth concerns.

Heartland Express is a regional trucking business known for its exceptional profitability and excellent on-time service. We admire management, but became disappointed by the fact that Heartland has not been able to grow sales and earnings per share at a satisfactory rate. While the economy has been recovering for five years now, the trucking industry has struggled to benefit from this growth. Due to our concerns about slow growth, we decided to sell the stock.

We originally purchased Johnson & Johnson in late 2007 because of its superior financial strength and global business growth. At the time, the company was struggling with declining pharmaceutical earnings and was out of favor with investors. Despite JNJ’s financial strength, the stock was fairly inexpensive at just 14 times future earnings per

FAM Value Fund

share. We sold the last of our shares this year after the stock moved up into the mid-80s.

While JNJ was a terrific investment for us, our strategy is to focus the Fund’s assets on small- and mid-sized companies. Given JNJ’s large size, we decided to sell this profitable investment.

Meredith Corporation owns magazines and television stations across America. With the continued growth of digital advertising and potential for declines in print media over the next few years, we decided to sell our remaining shares in Meredith.

Outlook

2013 marks the fifth consecutive year of positive equity returns as measured by the S&P

500 Index. The current Bull Market was born during a time of pessimism about the economy and doubts about the long-term return potential from owning equities. Today,

the mood is much better. Without a doubt our nation’s economy is growing. According to

The Conference Board Leading Economic Index®, in a press release dated December 19th,

the U.S. economy “…continues on a broad-based upward trend...”

A growing economy is important because the stock market should reflect the value of corporate profits. So as an economy grows and businesses enjoy a resulting increase in sales and profits, business values grow and should be manifested in higher stock prices.

This is exactly what has occurred over the last five years. In the recession year of 2009,

the companies in the S&P 500 reported profits of about $60 per share. For calendar year

2013, the current estimate of profits for the S&P 500 corporations is more than $105 per share. That’s an increase of 75% in just four years.

This relationship between earnings and stock prices holds for individual businesses as well. It is why we put our focus on the operations of the companies in which we invest.

Our investment approach is based on the belief that over time the price of a stock should follow the value of the underlying business. We don’t know what will happen in the stock market over the next year. However, we do believe that well-capitalized, profitable businesses that are well-managed should increase in value over time and that value should be reflected in their stock prices.

For example, let’s look at one of the Fund’s longtime holdings, CarMax. CarMax is a used car superstore with the mission of making the car-buying process as simple and transparent as possible. All the cars available for sale are shown at the selling price, with no haggling. The company provides financing for purchase in a straightforward and clear manner. The Fund purchased CarMax almost 10 years ago near $12 a share. At the time,

CarMax was a relatively young company with 44 retail locations and sales of a little more

FAM Value Fund

than 200,000 cars a year. Today, CarMax has 129 stores and should sell more than

500,000 cars next year.  Over this period, earnings per share have grown from 55 cents per share to an estimated $2.20 per share for the fiscal year ending in February 2014.

Concurrent with this earnings growth, the stock has appreciated to almost $50 a share.

This is just one example of how a company’s growth in earnings, and hence intrinsic value, is reflected in its stock price over time. The Value Fund owns a strategic collection of stocks that share some common traits and we believe their intrinsic value per share can increase as well. The key characteristics that these enterprises share are financial strength, the ability to generate cash profits, and an able management team that should use that cash to create shareholder value. This last point, management’s use of the cash, is vitally important.

The primary choices for use of cash are investing for growth, acquiring other companies,

paying dividends, or buying back the company’s own stock. Over time, with the right management team, these actions should increase intrinsic value per share. Today, we are seeing our holdings do good things with their excess cash. For instance, companies like

Ross Stores and YUM! Brands have used their cash flow to invest in the business by opening new retail locations.  Markel Corporation and Protective Life completed large acquisitions in the last year that significantly increased earnings per share and returns on equity. Stryker Corporation has increased its dividend per share from 40 cents to $1.22 in the last few years. Finally, AutoZone and White Mountains have used very intelligent stock buybacks to increase value per share.

Our strategy is to own a portfolio of well-managed, financially strong businesses that can increase their intrinsic value in future years. Our preference is to own these stocks for many years in order to let the power of compounding work. Upon the purchase of a stock we pay careful attention to the value of the company based on its assets or cash profits compared to the current stock price. Our goal is to purchase stocks at a discount to what we believe is their true value and hold them as management increases value over time.

After the increase in stock prices over the last few years, it is more difficult to find stocks selling far below their intrinsic value; however, we continue to look diligently for new,

quality, undervalued investments. In the meantime, we believe the Fund owns a collection of terrific businesses.

FAM Value Fund

Thank you for investing with us in the FAM Value Fund.

John D. Fox, CFA

Thomas O. Putnam

Co-Manager

Co-Manager

The opinions expressed herein are those of the portfolio managers as of the date of the report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This mate-

rial does not constitute investment advice and is not intended as an endorsement of any specific investment.

Performance data quoted above is historical.  Past performance is no guarantee of future results.

Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed,

may be worth more or less than their original cost.

FAM Value Fund - Performance Summary (Unaudited)

Annual Total Investment Returns:

JANUARY 2, 1987 TO DECEMBER 31, 2013

FAM VALUE FUND      RUSSELL MIDCAP INDEX

RUSSELL 2000 INDEX

S&P 500 INDEX

FISCAL YEAR

TOTAL RETURN

TOTAL RETURN

TOTAL RETURN

TOTAL RETURN

1987

-17.40%

0.23%

-8.77%

5.25%

1988

35.50%

19.80%

24.89%

16.61%

1989

20.32%

26.27%

16.24%

31.69%

1990

-5.36%

-11.50%

-19.50%

-3.11%

1991

47.63%

41.51%

46.05%

30.47%

1992

25.08%

16.34%

18.42%

7.60%

1993

0.21%

14.30%

18.90%

10.06%

1994

6.82%

-2.09%

-1.82%

1.31%

1995

19.71%

34.45%

28.44%

37.53%

1996

11.23%

19.00%

16.54%

22.95%

1997

39.06%

29.01%

22.37%

33.35%

1998

6.19%

10.09%

-2.55%

28.58%

1999

-4.84%

18.23%

21.26%

21.04%

2000

19.21%

8.25%

-3.03%

-9.10%

2001

15.07%

-5.62%

2.49%

-11.88%

2002

-5.33%

-16.19%

-20.48%

-22.09%

2003

24.98%

40.06%

47.25%

28.67%

2004

16.86%

20.22%

18.33%

10.88%

2005

5.56%

12.65%

4.55%

4.91%

2006

8.73%

15.26%

18.37%

15.79%

2007

-0.79%

5.60%

-1.57%

5.49%

2008

-28.68%

-41.46%

-33.79%

-37.00%

2009

22.18%

40.48%

27.17%

26.46%

2010

17.02%

25.48%

26.85%

14.76%

2011

-0.41%

-1.55%

-4.18%

2.11%

2012

11.39%

17.28%

16.35%

16.00%

2013

32.96%

34.76%

38.82%

32.44%

FAM Value Fund - Performance Summary (Unaudited)

The  chart  below  depicts  the  change  in  value  of  a  $10,000  investment  in  the  FAM  Value  Fund  since inception  on  January  2,  1987,  as  compared  with  the  growth  of  the  Russell  Midcap  Index,  the  Fund’s primary  benchmark  index,  the  Russell  2000  Index,  the  Fund’s  previous  primary  benchmark  index,

and  the  Standard  and  Poor’s  500  Index,  an  additional  comparative  index,  during  the  same  period.

The Fund recently changed its primary benchmark index to the Russell Midcap Index because it was

determined  that  this  index  is  more  reflective  of  the  Fund’s  investment  style.   The  information  as-

sumes reinvestment of dividends and capital gain distributions.  The Russell Midcap Index is an un-

managed index generally representative of the market for the stocks of mid-size U.S. companies and the Russell 2000 Index is an unmanaged index generally representative of the market for the stocks of smaller size U.S. companies.  The Standard and Poor’s 500 Index is an unmanaged index generally representative of the market for the stocks of large size U.S. companies.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN FAM VALUE FUND,

THE RUSSELL MIDCAP INDEX, THE S&P 500 INDEX AND THE RUSSELL 2000 INDEX

		Value of		Value of		Value of		Value of
	S&P	10,000	Russell 2000	10,000	FAM VX	10,000	Russell	10,000
	Return	Invested	Return	Invested	Return	Invested	Midcap	Invested
1987	5.25%	10,525	-8.77%	9,123	-17.40%	8,260	0.23%	10023
1988	16.61%	12,273	24.89%	11,394	35.50%	11,192	19.80%	12008
1989	31.69%	16,163	16.24%	13,244	20.32%	13,467	26.27%	15162
1990	-3.11%	15,660	-19.50%	10,661	-5.36%	12,745	-11.50%	13418
1991	30.47%	20,432	46.05%	15,571	47.63%	18,815	41.51%	18988
1992	7.60%	21,984	18.42%	18,439	25.08%	23,534	16.34%	22091
1993	10.06%	24,196	18.90%	21,924	0.21%	23,583	14.30%	25250
1994	1.31%	24,513	-1.82%	21,525	6.82%	25,192	-2.09%	24722
1995	37.53%	33,713	28.44%	27,647	19.71%	30,157	34.45%	33239
1996	22.95%	41,450	16.54%	32,220	11.23%	33,544	19%	39554
1997	33.35%	55,273	22.37%	39,427	39.06%	46,646	29.01%	51029
1998	28.58%	71,070	-2.55%	38,422	6.19%	49,533	10.09%	56178
1999	21.04%	86,023	21.26%	46,591	-4.84%	47,136	18.23%	66419
2000	-9.10%	78,195	-3.03%	45,179	19.21%	56,191	8.25%	71899
2001	-11.88%	68,906	2.49%	46,304	15.07%	64,658	-5.62%	67858
2002	-22.09%	53,684	-20.48%	36,821	-5.33%	61,212	-16.19%	56872
2003	28.67%	69,076	47.25%	54,219	24.98%	76,503	40.06%	79655
2004	10.88%	76,591	18.33%	64,157	16.86%	89,401	20.22%	95761
2005	4.91%	80,352	4.55%	67,076	5.56%	94,372	12.65%	107875
2006	15.79%	93,039	18.37%	79,398	8.73%	102,611	15.26%	124336
2007	5.49%	98,147	-1.57%	78,151	-0.79%	101,800	5.60%	131299
2008	-37.03%	61,803	-33.79%	51,744	-28.68%	72,604	-41.46%	76863
2009	26.46%	78,156	27.17%	65,803	22.18%	88,707	40.48%	107977
2010	14.76%	89,692	26.85%	83,471	17.02%	103,805	25.48%	135489
2011	2.14%	91,612	-4.18%	79,982	-0.41%	103,380	-1.55%	133389
2012	16.00%	106,269	16.35%	93,059	11.39%	115,155	17.28%	156439
2013	32.44%	140,743	38.82%	129,184	32.96%	153,110	34.76%	210817

This information represents past performance of the FAM Value Fund and is not indicative of future

results.   The  investment  return  and  the  principal  value  of  an  investment  will  fluctuate  so  that  an investor’s shares, when redeemed, may be worth more or less than the original cost.

Average Annual Total Returns as of December 31, 2013

Life of Fund

1-Year

3-Year

5-Year

10-Year

(1/2/87)

FAM Value Fund

32.96%

13.83%

16.09%

7.18%

10.64%

Russell Midcap Index

34.76%

15.88%

22.36%

10.22%

11.95%

Russell 2000 Index

38.82%

15.67%

20.08%

9.07%

9.94%

S&P 500 Index

32.44%

16.19%

17.90%

7.37%

10.28%

The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of

Fund shares.

FAM Value Fund — Portfolio Data (Unaudited)

December 31, 2013

TOP TEN EQUITY HOLDINGS

COMPOSITION OF TOTAL INVESTMENTS

(% of Total Investments)

Property & Casualty Insurance

12.4%

Brown & Brown, Inc.

4.7%

Machinery & Equipment

9.1%

Ross Stores, Inc.

4.6%

Banking

7.9%

IDEX Corporation

4.5%

Retail Stores

7.6%

Mednax, Inc.

4.4%

Electronic Equipment

5.6%

Markel Corporation

4.0%

Money Market Fund

5.0%

White Mountains Insurance

3.9%

Insurance Agency

4.7%

Group, Ltd.

Health Care Services

4.4%

Zebra Technologies Corp. - Class A

3.7%

Real Estate Development

4.3%

Berkshire Hathaway, Inc. - Class A

3.1%

Oil & Gas Exploration

4.3%

Illinois Tool Works

3.0%

Healthcare Equipment/Devices

3.5%

Brookfield Asset Management,

3.0%

Inc. - Class A

Diversified Manufacturing

3.1%

Automotive

3.0%

Transportation

3.0%

Investment Management

2.9%

Restaurants

2.7%

Life Insurance

2.3%

Advertising Agencies

2.2%

Veterinary Diagnostics

2.2%

Health Care Distribution

2.0%

Other

7.8%

Statement Regarding Availability of Quarterly Portfolio Schedule.  Please note that (i) the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q; (ii) the Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov; (iii) the Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the op-

eration of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and (iv) the Fund makes the information on Form N-Q available to shareholders, upon request, by calling FAM Funds at 1-800-932-3271.

FAM Value Fund — Statement of Investments

December 31, 2013

SHARES

VALUE

COMMON STOCKS (95.0%)

Advertising Agencies (2.2%)

The Interpublic Group of Companies, Inc.

  •   provides advertising and marketing services

1,182,700

$  20,933,790

Automotive (3.0%)

CarMax, Inc.*

  •  specialty retailer of used cars and light-trucks in the USA

600,000

28,212,000

Auto Parts & Equipment (1.4%)

Autozone, Inc.*

  •  retail and distribution of automotive replacement parts and accessories

27,700

13,238,938

Banking (7.9%)

Bank of the Ozarks, Inc.

  •   retail and commercial banking services in the Southeast

253,000

14,317,270

Home Bancshares, Inc.

  •   holding company for the Centennial Bank that provides various com-

mercial and retail banking and related financial products and services

500,000

18,675,000

M&T Bank Corporation

  •   commercial and retail banking services to individuals, businesses, cor-

porations and institutions in the Northeast and Mid-Atlantic

95,000

11,059,900

First Financial Holdings, Inc.

  •   operates as the holding company for SCBT that provides retail and com-

234,110

15,570,656

mercial banking services in the Carolinas

TCF Financial Corporation

  •   banking services to individual and corporate customers in northern and

902,163

14,660,149

central California

74,282,975

Commercial Services (1.5%)

McGrath RentCorp

  •   modular building and electronic test equipment rentals,

347,000

13,810,600

subsidiary classroom manufacturing

Diversified Manufacturing (3.1%)

Illinois Tool Works

  •   manufactures engineered products such as plastic and metal

339,950

28,582,996

components and fasteners

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

December 31, 2013

SHARES

VALUE

Electronic Equipment (5.6%)

FLIR Systems, Inc.

  •   designs, manufactures, and markets thermal imaging systems worldwide

564,728

$16,998,313

Zebra Technologies Corp. - Class A*

  •   designs, manufactures and supports bar code label printers

648,502

35,070,988

52,069,301

Health Care Distribution (2.0%)

Patterson Companies, Inc.

  •   operates as a distributor serving dental, companion-pet, veterinarian,

445,000

18,334,000

and rehabilitation supply markets in the USA and Canada

Health Care Equipment/Devices (3.5%)

StrykerCorp.

  •   operates a medical technology company offering Orthopedic Implants

266,000

19,987,240

and MedSurg Equipment

Waters Corporation*

  •   designs, manufactures, sells and services analytical instruments used

125,000

12,500,000

in a wide range of scientific research

32,487,240

Health Care Services (4.4%)

Mednax, Inc.*

  •   health care services company focused on physician services for

776,400

41,444,232

newborn, maternal-fetal and other pediatric subspecialty care

Home Furnishings (1.6%)

Mohawk Industries*

  •   produces floor covering products for residential and commercial applications

103,100

15,351,590

Insurance Agency (4.7%)

Brown & Brown, Inc.

  •   one of the largest independent general insurance agencies in the U.S.

1,409,696

44,250,357

Investment Management (2.9%)

Franklin Resources, Inc.

  •   provides investment management and fund administration

480,000

27,710,400

services as well as retail-banking and consumer lending services

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

December 31, 2013

SHARES

VALUE

Life Insurance (2.3%)

Protective Life Corporation

  •   individual and group life/health insurance and investment contracts

432,100

$ 21,890,186

Machinery & Equipment (9.1%)

Donaldson Company, Inc.

  •   designs, manufactures and sells filtration systems and replacement parts

642,400

27,918,704

Graco, Inc.

  •   supplies systems and equipment for the management of fluids in

180,550

14,104,566

industrial, commercial and vehicle lubrication applications

IDEX Corporation

  •   manufactures proprietary, highly engineered industrial products and pumps

576,750

42,592,987

84,616,257

Oil & Gas Exploration (4.3%)

EOG Resources, Inc.

  •   engages in the exploration, development, production and marketing of

161,000

27,022,240

natural gas and crude oil

Evolution Petroleum

  •   engages in the acquisition, exploitation, and development of properties

285,646

3,524,872

for the production of crude oil and natural gas

Southwestern Energy Co.*

  •   energy company that engages in the exploration, development, and

237,000

9,321,210

production of natural gas and crude oil

39,868,322

Property & Casualty Insurance (12.4%)

Berkshire Hathaway, Inc. - Class A*

  •   holding company for various insurance and industrial companies

163

28,997,700

Loews Corporation

  •   operates primarily as a commercial property and casualty insurance company

259,700

12,527,928

Markel Corporation*

  •   sells specialty insurance products

64,850

37,635,698

White Mountain Insurance Group, Ltd.

  •   personal property and casualty insurance, and reinsurance

61,693

37,205,814

116,367,140

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

December 31, 2013

SHARES

VALUE

Publishing (1.3%)

John Wiley & Sons, Inc. - Class A

  •   publisher of print and electronic products, specializing in scientific,

technical, professional and medical books and journals

217,000

$  11,978,400

Real Estate Development (4.3%)

Brookfield Asset Management, Inc. - Class A

  •   asset management holding company that invests in property,

735,000

28,540,050

power and infrastructure

Forest City Enterprises, Inc.*

  •   engages in the ownership, development, management and acquisition of

600,000

11,460,000

commercial and residential real estate and land

40,000,050

Restaurants (2.7%)

YUM! Brands, Inc.

  •   quick service restaurants including KFC, Pizza Hut and Taco Bell

330,600

24,996,666

Retail Stores (7.6%)

Bed Bath & Beyond, Inc.*

  •   national chain of retail stores selling domestic merchandise such as bed

345,600

27,751,680

linens, bath items, kitchen textiles and home furnishings

Ross Stores, Inc.

  •   chain of off-price retail apparel and home accessories stores

572,844

42,923,201

70,674,881

Semiconductors (1.2%)

Microchip Technology, Inc.

  •   develops, manufactures and sells semiconductor products for various

260,000

11,635,000

embedded control applications

Specialty Chemical (0.6%)

Sigma-Aldrich Corporation

  •   develops, manufactures, purchases and distributes high quality

60,000

5,640,600

chemicals, biochemicals and equipment available throughout the world

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

December 31, 2013

SHARES

VALUE

Transportation (3.0%)

Forward Air Corporation

  •   provides surface transportation and related logistics services to the

389,233

$    17,091,221

deferred air freight market in North America

Knight Transportation

  •   transportation of general commodities in the U.S.

576,900

10,580,346

27,671,567

Utilities/Gas (0.2%)

Questar Corporation

  •   natural gas utility in the state of Utah

73,100

1,680,569

Veterinary Diagnostics (2.2%)

VCA Antech, Inc.*

  •   provides veterinary services, diagnostic testing and sells diagnostic im-

aging equipment and related products/services to the veterinary market

662,200

20,766,593

Total Common Stocks (Cost $356,898,962)

$888,494,650

TEMPORARY INVESTMENTS (5.0%)

Money Market Fund (5.0%)

Invesco Short Term Treasury Fund (Institutional Class)

(0.02%)**

46,820,866

46,820,866

Total Temporary Investments (Cost $46,820,866)

$  46,820,866

Total Investments (Cost $403,719,828)

$  935,315,516

* Non-income producing securities

** The rate shown represents the effective yield at 12/31/13

See Notes to Financial Statements

FAM Equity-Income Fund

December 31, 2013

Dear Fellow FAM Equity-Income Fund Shareholder,

  •      On average, the Fund’s holdings increased their dividends by a 9.95% compounded annual-

ized growth rate over the past five years (as of 12/31/13), compared to 6.65% for the Russell

Midcap Index and 5.72% for the S&P 500 Index.

  •      78% of the holdings in the Fund raised their dividend over the last 12 months.

Performance Detail

2013 was a very good year, for equities.  The stock market started the year strongly and that strength continued throughout 2013 with the market hitting new, all-time highs many times.  The

FAM Equity-Income Fund participated nicely in this vibrant market returning nearly 30% for the full year.

As of 12/31/2013

1 Year

3 Year

5 Year

10 Year

15 Year

FAM Equity-Income Fund (FAMEX)

29.79%

15.45%

17.03%

6.79%

7.57%

S&P 500 Index

32.44%

16.19%

17.90%

7.37%

4.68%

Russell Midcap Index

34.76%

15.88%

22.36%

10.22%

n/a

Russell 2000 Index

38.82%

15.67%

20.08%

9.07%

8.42%

FAM Equity-Income Fund’s investment objective is to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing stocks that pay dividends. Many of our holdings have a history of growing their dividend over time.

Dividend strategies generally lagged the broader market in 2013. This underperformance is par-

tially due to the strong momentum of the market and investor preference for growth stocks.  For example, there was a 71% increase in the number of companies that had initial public offerings

(IPOs) during the year, with the average performance of those IPOs up 39% compared to the return of the S&P 500 Index of 32.44%. These IPOs certainly garnered investor attention.

A second contributor to the relative underperformance of dividend strategies was the rise in inter-

est rates, which occurred in the second half of the year.  Rising interest rates had a negative effect on two specific areas—real estate investment trusts (REITs) and utilities.  The MSCI US REIT Index increased only 2.5% for the year and the iShares US Utilities increased 14.8% for the year, both well-

below the market average.   As such, we limited our allocation to interest rate sensitive industries,

such as REITs and utilities, to a few specific companies where we concluded that the future growth potential of the opportunity more than compensated for the risk. The Fund had 6.8% of its assets in

REITs and 4.4% in utilities as of December 31, 2013.

FAM Equity-Income Fund

Best Performers

The Fund’s best performer, on a dollar-weighted basis, was US Ecology which returned 59.9% for the year and contributed $3.4 million.  This was driven by higher-than-expected disposal volumes coupled with higher prices at their hazardous waste sites. Earnings for 2013 are expected to grow

28%. Acquisitions from the last few years added nicely to results.  Management completed a second-

ary offering in the fourth quarter and expects to use the proceeds to make future acquisitions.  This was the second-largest holding in the Fund at year-end.

The second-best performer, on a dollar-weighted basis, was IDEX Corporation returning 60.6% and contributing $3.23 million to the Fund.  This was driven by multiple expansion as well as 14% earn-

ings growth.  IDEX is one of the top-five most profitable industrial companies in the machinery and equipment sector.  The management team is extremely talented and believes that they can increase profitability even further.  IDEX’s dividend increased 15.6% over the last 12 months and, at year-

end, it was the fourth-largest holding in the Fund.

Ross Stores was the third-best performer and returned 39.8%, contributing $2.16 million to the val-

ue of the Fund.  Despite having tough comparisons against last year, the company was able to again generate positive same-store sales as well as open additional shops.  Management grew the store base roughly 6.5% and bought back nearly 3.5% of the outstanding shares.  The dividend was raised

21% this year and 258% over the last five years.  Ross was the third-largest holding in the Fund.

Worst Performers

The Fund’s worst performer, on a dollar-weighted basis, was Digital Realty Trust declining -23.1%

for the year, which detracted -$1.2 million from the Fund’s value.   Most of the decline was attribut-

able to management communicating poorly with investors and, to a lesser extent, subpar execution in certain areas.  While Digital Realty grew earnings, management reduced guidance a number of times.  Part of the drop was due to REITs becoming unpopular with investors as interest rates rose in the second half of the year.  We believe management is taking the necessary steps to get growth back on track and communicate better with investors in order to establish proper expectations.  We took advantage of the downturn by adding to our position in the second, third, and fourth quarters.

This is one of the most undervalued REITs, by far, in the sector.

Winthrop Realty Trust, another REIT, was the second-worst performer declining -13% from our cost.  This position subtracted -$390,000 from the Fund’s value.  The company completed a second-

ary stock offering to invest in new real estate ventures which should increase its value.  In the short term, however, the offering drove the stock price down by the amount of the dilution.

The third-worst performer was Landauer, down -10.3% for the year and subtracting -$172,000 from

the Fund’s value.   Landauer is in the midst of a transformation from providing radiation measure-

ment services to healthcare institutions, to offering a full lineup of radiation products and services to different end markets.  The makeover, which began in 2009, has been implemented through several acquisitions and has resulted in the creation of two additional business segments — Medi-

cal Physics and Medical Products.  In 2013 the company faced challenges integrating and executing

strategic changes in both of the new segments.   Nonetheless, we expect to see improved operations

in 2014.

FAM Equity-Income Fund

Dividend Growth Strategy

There has been extensive research conducted on the benefits of investing in companies that pay dividends.  In fact, Standard & Poors published an extensive article in 2013, “Dividend Investing

And A Look Inside The S&P Dow Jones Dividend Indices,” on how dividends contribute to investor returns. They concluded that over the period of 1926 to 2012, dividend income contributed approxi-

mately one-third to equity returns for the S&P 500.  We view these annual dividends as giving the investor a “head start” on investment returns.

In the FAM Equity-Income Fund, every holding in the portfolio pays a dividend. We invest in a mix of high dividend-paying companies as well as ones that are growing their dividend quickly.  We look at how dividends paid to shareholders are growing over the last five-year period.  On average,

the Fund’s holdings increased their dividends by a 9.95% compounded annualized growth rate over the past five years (as of 12/31/13).  This growth is broad-based across the portfolio.  In fact, 78% of the companies represented in the Fund raised their dividend in the last 12 months.

We favor investing in businesses that are growing their dividends quickly because it means the underlying operation is expanding.  It also means that they are generating more cash than needed

to reinvest back into the company.   These growing dividends contribute to the price appreciation of a stock.

Outlook

We believe stocks should continue to do well over the coming years.  Even with the strong per-

formance of the market in 2013, we are still finding investment opportunities in high-quality companies that have the ability to increase their dividends.  If interest rates continue to climb, we estimate that companies with a growing dividend should perform better than those with static divi-

dends—this is the pattern we have seen for the past six months. We also think that because of 2013 performance, we are either in a stock pickers’ market or very close.  This tends to happen when the stock market gets close to its intrinsic value.  At that point, investors need to find pockets of oppor-

tunity and look for specific investment prospects rather than just owning the entire market.

A stock-pickers’ investment landscape suits us well because we employ a bottom-up investment ap-

proach. What this means is that our Investment Research Team analyzes the companies behind the stocks to gain unique insights. We use this firsthand knowledge and our time-tested process to help mitigate risk and achieve our shareholders’ long-term financial goals.

As always, we continue to work diligently on your behalf and appreciate your continued support.

Paul Hogan, CFA

Thomas O. Putnam

Co-Manager

Co-Manager

FAM Equity-Income Fund

The opinions expressed herein are those of the portfolio managers as of the date of the report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This mate-

rial does not constitute investment advice and is not intended as an endorsement of any specific investment.

Performance data quoted above is historical.  Past performance is no guarantee of future results.

Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed,

may be worth more or less than their original cost.

FAM Equity-Income Fund - Performance Summary (Unaudited)

Annual Total Investment Returns:

APRIL 1, 1996 TO DECEMBER 31, 2013

FAM EQUITY-INCOME FUND     RUSSELL MIDCAP INDEX

RUSSELL 2000 INDEX

S&P 500 INDEX

FISCAL YEAR

TOTAL RETURN

TOTAL RETURN

TOTAL RETURN

TOTAL RETURN

4/1/96-12/31/96

11.84%

12.00%

10.30%

15.20%

1997

26.90%

29.01%

22.37%

33.35%

1998

4.67%

10.09%

-2.55%

28.58%

1999

-6.98%

18.23%

21.26%

21.04%

2000

17.18%

8.25%

-3.03%

-9.10%

2001

20.79%

-5.62%

2.49%

-11.88%

2002

-2.25%

-16.19%

-20.48%

-22.09%

2003

20.30%

40.06%

47.25%

28.67%

2004

14.04%

20.22%

18.33%

10.88%

2005

5.75%

12.65%

4.55%

4.91%

2006

6.57%

15.26%

18.37%

15.79%

2007

-3.64%

5.60%

-1.57%

5.49%

2008

-29.04%

-41.46%

-33.79%

-37.00%

2009

21.43%

40.48%

27.17%

26.46%

2010

17.47%

25.48%

26.85%

14.76%

2011

6.79%

-1.55%

-4.18%

2.11%

2012

11.02%

17.28%

16.35%

16.00%

2013

29.79%

34.76%

38.82%

32.44%

FAM Equity-Income Fund - Performance Summary (Unaudited)

The chart below depicts the change in value of a $10,000 investment in the FAM Equity-Income  Fund since inception on April 1, 1996, as compared with the growth of the Russell Midcap Index, the Fund’s primary  benchmark  index,  the  Russell  2000  Index,  the  Fund’s  previous  primary  benchmark  index,

and  the  Standard  and  Poor’s  500  Index,  an  additional  comparative  index,  during  the  same  period.

The Fund recently changed its primary benchmark index to the Russell Midcap Index because it was

determined  that  this  index  is  more  reflective  of  the  Fund’s  investment  style.   The  information  as-

sumes reinvestment of dividends and capital gain distributions.  The Russell Midcap Index is an un-

managed index generally representative of the market for the stocks of mid-size U.S. companies and the Russell 2000 Index is an unmanaged index generally representative of the market for the stocks of smaller size U.S. companies.  The Standard and Poor’s 500 Index is an unmanaged index generally representative of the market for the stocks of large size U.S. companies.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN FAM EQUITY-INCOME

FUND, THE RUSSELL MIDCAP INDEX,THE S&P 500 INDEX AND THE RUSSELL 2000 INDEX

		Value of		Value of		Value of		Value of
	S&P	10,000	Russell 2000	10,000	FAMEX	10,000	Russell	10,000
	Return	Invested	Return	Invested	Return	Invested	Midcap	Invested
1996	15.20%	11,520	10.30%	11,030	11.84%	11,184	12%	11224
1997	33.35%	15,362	22.37%	13,497	26.90%	14,192	29.01%	14480
1998	28.58%	19,752	-2.55%	13,153	4.67%	14,855	10.09%	15941
1999	21.04%	23,908	21.26%	15,950	-6.98%	13,818	18.23%	18847
2000	-9.10%	21,733	-3.03%	15,466	17.18%	16,192	8.25%	20402
2001	-11.88%	19,151	2.49%	15,851	20.79%	19,559	-5.62%	19255
2002	-22.09%	14,920	-20.48%	12,605	-2.25%	19,119	-16.19%	16138
2003	28.67%	19,198	47.25%	18,561	20.30%	23,000	40.06%	22603
2004	10.88%	21,287	18.33%	21,963	14.04%	26,229	20.22%	27173
2005	4.91%	22,332	4.55%	22,963	5.75%	27,737	12.65%	30611
2006	15.79%	25,858	18.37%	27,181	6.57%	29,559	15.26%	35282
2007	5.49%	27,278	-1.57%	26,754	-3.64%	28,484	5.60%	37258
2008	-37.03%	17,177	-33.79%	17,714	-29.04%	20,212	-41.46%	21811
2009	26.46%	21,722	27.17%	22,527	21.43%	24,543	40.48%	30640
2010	14.76%	24,928	26.85%	28,575	17.47%	28,831	25.48%	38446
2011	2.14%	25,461	-4.18%	27,381	6.79%	30,789	-1.55%	37851
2012	16.00%	29,535	16.35%	31,857	11.02%	34,182	17.28%	44391
2013	32.44%	39,116	38.82%	44,224	29.79%	44,364	34.76%	59821

This information represents past performance of the FAM Equity-Income Fund and is not indicative of future results.  The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Average Annual Total Returns as of December 31, 2013

Life of Fund

1-Year

3-Year

5-Year

10-Year

(4/1/96)

FAM Equity-Income Fund

29.79%

15.45%

17.03%

6.79%

8.76%

Russell MidCap Index

34.76%

15.88%

22.36%

10.22%

10.60%

Russell 2000 Index

38.82%

15.67%

20.08%

9.07%

8.77%

S&P 500 Index

32.44%

16.19%

17.90%

7.37%

8.05%

The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of

Fund shares.

FAM Equity-Income Fund — Portfolio Data (Unaudited)

December 31, 2013

TOP TEN EQUITY HOLDINGS

COMPOSITION OF TOTAL INVESTMENTS

(% of Total Investments)

Semiconductors

9.3%

U.S. Ecology, Inc.

5.7%

Machinery & Equipment

8.3%

StrykerCorp.

5.4%

Money Market Fund

6.1%

Ross Stores, Inc.

5.3%

Hazardous Waste Disposal

5.7%

Mattel, Inc.

5.0%

Retail - Department Stores

5.5%

IDEX Corporation

4.6%

Health Care Equipment/Devices

5.4%

EOG Resources, Inc.

4.5%

Toys

5.0%

Xilinx, Inc.

4.4%

Oil & Gas Exploration

4.5%

Arthur J. Gallagher & Co.

4.4%

Insurance Agency

4.4%

Digital Realty Trust

4.3%

REITS - Data Center

4.3%

Donaldson Company, Inc.

3.7%

Banking

3.8%

Commercial Services

3.7%

Property & Casualty Insurance

3.4%

Consumer Staples

3.4%

Specialty Chemical

3.2%

Utilities/Water

3.2%

Health Care Distribution

2.7%

Technology

2.7%

Investment Management

2.6%

Household Durables

2.6%

REITS - Diversified

2.5%

Other

7.7%

Statement Regarding Availability of Quarterly Portfolio Schedule.  Please note that (i) the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q; (ii) the Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov; (iii) the Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the op-

eration of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and (iv) the Fund makes the information on Form N-Q available to shareholders, upon request, by calling FAM Funds at 1-800-932-3271.

FAM Equity-Income Fund — Statement of Investments

December 31, 2013

SHARES

VALUE

COMMON STOCKS (93.1%)

Banking (3.8%)

M&T Bank Corporation

  •   commercial and retail banking services to individuals, businesses, corpora-

15,000

$   1,746,300

tions and other institutions in the Northeast and Mid-Atlantic

First Financial Holdings, Inc.

  •   operates as the holding company for SCBT that provides retail and commer-

58,000

3,857,580

cial banking services in the Carolinas

5,603,880

Beverage - Non Alcoholic (1.0%)

Dr. Pepper Snapple Group, Inc.

  •   integrated brand owner, manufacturer and distributor of non-alcoholic

30,800

1,500,576

beverages in the USA, Canada, and Mexico

Commercial Services (3.7%)

McGrath RentCorp

  •   modular building and electronic test equipment rentals, subsidiary class-

136,264

5,423,307

room manufacturing

Computer Software & Services (1.2%)

CA, Inc.

  •   provides enterprise information technology (IT) management software and

50,000

1,682,500

solutions

Consumer Staples (3.4%)

Flowers Foods, Inc.

  •   produces and markets bakery products in the USA

231,750

4,975,673

Data Processing & Outsourcing (1.2%)

The Western Union Company

  •   leader in global money movement and payment services, providing people

100,000

1,725,000

and businesses with fast, reliable and convenient ways to send money and make payments around the world

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continued

December 31, 2013

SHARES

VALUE

Hazardous Waste Disposal (5.7%)

U.S. Ecology, Inc.

  •   provides radioactive, PCB, hazardous and non-hazardous waste services to

222,569

$   8,277,341

commercial and government customers

Health Care Distribution (2.7%)

Patterson Companies, Inc.

  •   operates as a distributor serving dental, companion-pet, veterinarian, and

96,000

3,955,200

rehabilitation supply markets in the USA and Canada

Health Care Equipment/Devices (5.4%)

Stryker Corp.

  •   operates a medical technology company offering Orthopedic Implants and

105,500

7,927,270

MedSurg Equipment

Health Care Services (0.7%)

Landauer, Inc.

  •   provides personal radiation dosimeters and radiation related services

20,000

1,052,200

Household Durables (2.6%)

Tupperware Brands Corporation

  •   manufacture and sales of preparation, storage, and serving solutions for

40,000

3,781,200

the kitchen and home

Insurance Agency (4.4%)

Arthur J. Gallagher & Co.

  •   provides insurance brokerage and risk management services to

137,920

6,472,586

commercial, industrial, institutional, and governmental organizations

Investment Management (2.6%)

Franklin Resources, Inc.

  •   provides investment management and fund administration

66,900

3,862,137

services as well as retail-banking and consumer lending services

Machinery & Equipment (8.3%)

Donaldson Company, Inc.

  •   designs, manufactures and sells filtration systems and replacement parts

125,600

5,458,576

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continued

December 31, 2013

SHARES

VALUE

Machinery & Equipment (continued)

IDEX Corporation

  •   manufactures proprietary, highly engineered industrial products and

90,984

$    6,719,168

pumps

12,177,744

Oil & Gas Exploration (4.5%)

EOG Resources, Inc.

  •   engages in the exploration, development, production and marketing of

39,000

6,545,760

natural gas and crude oil

Packaged Goods (1.3%)

McCormick & Company, Inc.

  •   manufactures, markets and distributes spices, seasonings, specialty

27,000

1,860,840

foods and flavorings to the entire food industry.

Property and Casualty Insurance (3.4%)

OneBeacon Insurance Group, Ltd.

  •   commercial, personal and specialty insurance products

314,666

4,978,016

Publishing (0.3%)

John Wiley & Sons, Inc. - Class A

  •   publisher of print and electronic products, specializing in scientific,

8,350

460,920

technical, professional and medical books and journals

REITS - Data Center (4.3%)

Digital Realty Trust Inc.

  •   engages in the ownership, acquisition, development, redevelopment and

127,000

6,238,240

management of technology-related real estate

REITS - Diversified (2.5%)

Physicians Realty Trust

  •   self-managed healthcare real estate company, focuses on the acquisi-

85,800

1,093,092

tion, development, ownership, and management of healthcare properties leased to physicians

Winthrop Realty Trust

  •   real estate investment trust that engages in the ownership and manage-

232,450

2,568,572

ment of real property and real estate-related assets

3,661,664

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continued

December 31, 2013

SHARES

VALUE

Retail - Department Stores (5.5%)

Destination Maternity Corporation

  •   designing and retail of maternity clothing in the United States

7,800

$

233,064

Ross Stores, Inc.

  •   chain of off-price retail apparel and home accessories stores

103,843

7,780,956

8,014,020

Semiconductors (9.3%)

Altera Corporation

  •   manufacturer of programmable logic solutions

81,000

2,634,930

Microchip Technology, Inc.

  •   develops, manufactures and sells semiconductor

101,000

4,519,750

products for various embedded control applications

Xilinx, Inc.

  •   worldwide leader of programmable logic solutions

141,414

6,493,731

13,648,411

Specialty Chemical (3.2%)

Sigma-Aldrich Corporation

  •   develops, manufactures, purchases and distributes high quality

50,000

4,700,500

chemicals, biochemicals and equipment available throughout the world

Technology (2.7%)

National Instruments Corporation

  •   manufactures and supplies measurement and automation products

122,000

3,906,440

Toys (5.0%)

Mattel, Inc.

  •    designs, manufactures, and markets various toy products

155,299

7,389,126

Utilities/Gas (1.2%)

Questar Corporation

  •   natural gas utility in the state of Utah

77,800

1,788,622

Utilities/Water (3.2%)

Aqua America, Inc.

  •   water and waste water utility

198,750

4,688,513

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continued

December 31, 2013

SHARES

VALUE

Total Common Stocks (Cost $80,073,250)

$ 136,297,686

PREFERRED STOCKS (0.8%)

REITS - Storage (0.8%)

Public Storage - (6.5%) Preferred Q

  •   engages in the acquisition, development, ownership, and

50,300

$      1,175,511

operation of self-storage facilities in the USA and Europe

Total Preferred Stocks (Cost $1,393,838)

$      1,175,511

TEMPORARY INVESTMENTS (6.1%)

Money Market Fund (6.1%)

Invesco Short Term Treasury Fund (Institutional Class)

(0.02%)*

8,750,279

8,750,279

Total Temporary Investments (Cost $8,750,279)

$      8,750,279

Total Investments (Cost $90,217,367)

$146,223,476

*The rate shown represents the effective yield at 12/31/13

See Notes to Financial Statements

FAM Small Cap Fund

December 31, 2013

Dear Fellow FAM Small Cap Fund Shareholder,

A year ago we stated that the housing market, employment, and the U.S. economy continued

to improve,  although at a much slower pace than we would all prefer.   Today, a year later,

and despite all of the uncertainty throughout the year over issues such as the government shutdown, debt ceiling, Obamacare, and tapering, the economy continues to grow.  Recently,

industrial production reached its pre-recession peak, housing starts rose to an annualized rate  of  more  than  one  million,  and  the  third  quarter  GDP  (gross  domestic  product)  grew

4.1%.

Although  we  analyze  these  macro  events  that  rule  everyday  headlines  and  conversations,

when it comes to investment decisions we focus on the micro—that is the companies we are out visiting and researching on a day-to-day basis.  Our research indicates that it is not just the economy as a whole that has improved, the companies represented by the stocks owned in the Fund, in aggregate, have improved their earnings power and intrinsic values as well.

Improved  earnings  power  and  increased  valuation  levels  have  led  to  a  strong  year  for  the portfolio.  Despite the increase in valuation levels to near historic norms, we still expect that our  holdings  can  continue  to  grow  earnings  in  the  years  to  come  and  stock  prices  should follow earnings and businesses’ intrinsic values over the long run.

Performance Detail

The  FAM  Small  Cap  Fund  had  a  strong  year  in  both  absolute  terms  and  on  a  relative  basis,

and has continued its outperformance since inception.

Since Inception

As of 12/31/2013

Annualized

1 Year

(3/1/2012)

FAM Small Cap Fund

40.5%

26.9%

Russell 2000 Index

38.8%

23.2%

S&P 500 Index

32.4%

20.1%

Best Performers

The Fund’s best performer, on a dollar-weighted basis, was Fabrinet, with a gain of $974,203

for  the  year.   Fabrinet  provides  optical,  electromechanical  and  electronic  manufacturing services.  For the full year the total return of the stock was 56.5%.  Our thesis about the com-

pany  played  out  well  in  2013.   We  first  purchased  shares  at  depressed  prices  in  2012  as

Fabrinet’s results were being blurred by the damaging effects from the Thai floods of 2011.

These floods, which took production capabilities offline, created much investor angst and

FAM Small Cap Fund

uncertainty.  In the second half of 2012, the company fully replaced their production capa-

bilities that were taken offline.  This set Fabrinet up well heading into this fiscal year, which ended on September 30th, and it posted revenue growth of 13.6% and adjusted EPS (earnings per share) growth of 13.0%.  With much of the uncertainty lifted, we saw investor confidence

grow  and  as  a  result  the  stock  rallied.   Going  forward  management  expects  2014  to  be

another year of profitable growth and the balance sheet should continue to strengthen as the company continues to collect insurance proceeds from the flood.

The second-best performing stock was Westwood Holdings Group with a gain of $732,703.

For  the  full  year,  the  total  return  of  the  stock  was  56.7%.   It  was  a  good  year  to  be  an  asset

manager.   Equity  markets  were  strong  and  Westwood  saw  assets  grow  from  $14  billion  at

December 31, 2012 to more than $17 billion as of September 30, 2013.  We expect that assets continued to grow in the fourth quarter.  Furthermore, the company’s decision to bring in an  international  equity  team  is  starting  to  pay  off  as  more  than  $2  billion  of  assets  have been gathered by the group in a short period of time.  Westwood also decided to return more

capital  to  shareholders  by  increasing  their  dividend  10%  in  the  third  quarter.   We  expect

that with plentiful cash on the balance sheet, the dividend could grow yet again in 2014.

Worst Performers

The worst performing stock, on a dollar-weighted basis, was Rosetta Stone with a loss of

-$403,880 for the year.  The company is off to a rough start since we first bought shares in the third quarter.  This is a transformational story and management has been quite busy as shown by the four acquisitions they have made this year.  We all know the brand, but what has changed is how people consume content.  Currently, Rosetta Stone is transitioning from

selling  CDs  in  yellow  boxes  to  delivering  more  content  digitally.   This  transition  has  been

bumpy and exacerbated by product pricing declines and the loss of their Chief Technology

Officer.   At  the  end  of  the  day,  this  is  a  great  brand  that  CEO  Steve  Swad  should  be  able  to leverage into a much larger company in the future.

The  second-worst  performing  stock  was  Winthrop  Realty  Trust  with  a  loss  of  -$116,810.

This  is  the  second  time  we  have  owned  Winthrop,  the  first  was  quite  profitable.   Since  we

repurchased  Winthrop  in  the  first  quarter,  it  has  been  negatively  affected  by  two  events.

The  first  was  out  of  management’s  control—rising  interest  rates  have  pressured  all  REIT stock prices and Winthrop was not immune.  Secondly, Winthrop raised capital in a second-

ary stock offering, which pressured the stock.  We are quite happy that CEO Michael Ashner was  able  to  raise  this  capital  and  it  should  be  put  to  work  judiciously  and  at  high  rates  of return. Our favorable long-term view on the company has not changed.

Portfolio Activity

This  was  an  atypical  year  for  FAM  Funds  in  terms  of  portfolio  activity  in  the  Small  Cap

Fund—there was a lot of buying and selling.  It was also an atypically strong year for stock market returns.  The two go hand in hand.

FAM Small Cap Fund

We  were  happily  forced  to  sell  two  holdings  that  were  acquired  at  substantial  premiums,

Websense  and  rue21.   Meanwhile,  we  sold  two  other  holdings  as  they  approached  the  top

end  of  our  market  cap  limit  for  the  Fund,  Medidata  Solutions  and  Home  Bancshares.   We

also sold Cass Information Systems as we were no longer comfortable with the company’s high valuation level.  In all cases, we were quite pleased with the considerable gains we real-

ized on these holdings.

The cash from these sales, along with positive flows into the Fund from shareholders, cre-

ated the need to add numerous new positions to the portfolio.  New additions to the portfo-

lio included the aforementioned Winthrop Realty Trust and rue21, along with Destination

Maternity, U.S. Physical Therapy, MTS Systems, First NBC Bank, Rosetta Stone, Skullcandy,

Echo Global Logistics, Infinity Property and Casualty, Physicians Realty Trust, and Mistras

Group.  It is quite an eclectic group, and we believe that each has its merits in the portfolio and look forward to talking about them in more detail in the future.

We  would  not  expect  the  level  of  portfolio  activity  to  remain  as  high  in  the  future  as  we remain committed to finding small-cap securities that we can own for many years.  Rather,

we expect that we will be talking about many of these new purchases made in 2013 for many years to come.

Small-Cap Opportunity

In  past  letters  we  have  communicated  why  we  believe  opportunities  exist  in  small-cap stocks, regardless of the market environment.  We find that less analyst attention is focused

on this area of the equities market, creating the opportunity to find “hidden gems.”   Even

with  the  valuation  increase  we  have  observed,  we  continue  to  believe  that  this  is  true.

Granted it may be harder and we may have to turn over even more rocks, but we continue to find situations in which we can invest in companies at well-below what we believe is their intrinsic value.

A good example that was presented to us in this past year was Biglari Holdings:

We have owned Biglari Holdings since the inception of the Small Cap Fund.  We would clas-

sify  it  as  a  diversified  holding  company.   CEO  Sardar  Biglari  has  proven  to  be  an  astute

capital allocator and investor.

Today, Biglari Holdings mainly consists of the fast casual dining chain Steak ‘n Shake and a large position in the equity of Cracker Barrel, both of which have been successful invest-

ments  to  date.   We  expect  that  over  time  Biglari  should  add  other  businesses  and  invest-

ments into its portfolio, including an insurance subsidiary.

FAM Small Cap Fund

Earlier this year, to raise capital, Biglari conducted a rights offering.  To receive rights inves-

tors had to be an existing shareholder.  The rights we received from holding shares allowed us to purchase a set number of additional shares for $265 each.  At the time of this offering,

we believed that the intrinsic value of the company was well in excess of $500 per share.  As value investors, we jumped on this opportunity.  At year-end these shares, which we bought for  $265,  traded  in  the  market  for  more  than  $500—a  return  of  over  90%  in  about  three months.

We can never tell when an opportunity like this may arise, but when they do we stand ready to act.

Outlook

Despite  valuation  levels  approaching  historic  norms,  we  continue  to  see  an  improving economy in which the holdings in our portfolio continue to grow their aggregate earnings.

Furthermore, the companies in which we invest can create value by wisely deploying excess free  cash  flow.  This  cash  may  be  used  to  grow  operations  organically,  acquire  other  busi-

nesses, pay down debt, repurchase shares, or pay a dividend.  Remember, over the long term stock prices should follow earnings and businesses’ intrinsic values.

We continue to search diligently to find bargain opportunities on your behalf.   Thank you

for investing with us in the FAM Small Cap Fund.

Marc D. Roberts, CFA

Thomas O. Putnam

Co-Manager

Co-Manager

The opinions expressed herein are those of the portfolio managers as of the date of the report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This mate-

rial does not constitute investment advice and is not intended as an endorsement of any specific investment.

Performance data quoted above is historical.  Past performance is no guarantee of future results.

Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed,

may be worth more or less than their original cost.

FAM Small Cap Fund - Performance Summary (Unaudited)

MARCH 1, 2012 TO DECEMBER 31, 2013*

FAM SMALL CAP FUND

RUSSELL 2000 INDEX

S&P 500 INDEX

MONTHLY*

TOTAL RETURN

TOTAL RETURN

TOTAL RETURN

3/2012

3.00%

2.02%

2.68%

4/2012

0.29%

-1.54%

-0.60%

5/2012

-4.36%

-6.14%

-6.62%

6/2012

1.92%

4.99%

4.14%

7/2012

1.69%

-1.38%

1.52%

8/2012

0.78%

3.33%

2.17%

9/2012

2.62%

3.28%

2.58%

10/2012

-1.89%

-2.17%

-1.78%

11/2012

2.02%

0.53%

0.47%

12/2012

4.06%

3.56%

0.88%

1/2013

2.99%

6.26%

5.06%

2/2013

4.66%

1.10%

1.23%

3/2013

2.94%

4.62%

4.12%

4/2013

-0.49%

-0.37%

1.73%

5/2013

5.09%

4.00%

2.20%

6/2013

0.39%

-0.51%

-1.11%

7/2013

7.08%

7.00%

4.99%

8/2013

-4.79%

-3.18%

-3.09%

9/2013

6.48%

6.38%

3.48%

10/2013

4.44%

2.51%

4.68%

11/2013

3.70%

4.01%

2.97%

12/2013

2.55%

1.97%

2.52%

*FAM Small Cap Fund commenced operations on March 1, 2012.

FAM Small Cap Fund - Performance Summary (Unaudited)

The chart below depicts the change in the value of a $10,000 investment in the FAM Small

Cap Fund, since inception on March 1, 2012 as compared with the growth of the Standard

&  Poor’s  500  Index  and  the  Russell  2000  Index  during  the  same  period.   The  information

assumes  reinvestment  of  dividends  and  capital  gain  distributions.   The  Russell  2000  In-

dex,  the  Fund’s  primary  benchmark,  is  an  unmanaged  index  generally  representative  of the market for the stocks of smaller size U.S. companies.  The Standard & Poor’s 500 Index is an unmanaged index generally representative of the market for the stocks of large size

U.S. companies.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

FAM SMALL CAP FUND, THE S&P 500 INDEX AND THE RUSSELL 2000 INDEX

		Value of
	FAMFX	10,000	S&P	10,000	Russell	10,000
	Return	Invested	Return	Invested	Return	Invested
Mar-12	3.00%	10000	2.68%	10000	2.02%	10000
Apr-12	0.29%	10029	-0.60%	9940	-1.54%	9846
May-12	-4.36%	9592	-6.14%	9330	-6.62%	9194
Jun-12	1.92%	9776	4.14%	9716	4.99%	9653
Jul-12	1.69%	9941	1.52%	9864	-1.38%	9520
Aug-12	0.78%	10019	2.17%	10078	3.33%	9837
Sep-12	2.62%	10281	2.58%	10338	3.28%	10159
Oct-12	-1.89%	10087	-1.78%	10154	-2.17%	9939
Nov-12	2.02%	10291	0.47%	10201	0.53%	9992
Dec-12	4.06%	10708	0.88%	10291	3.56%	10347
Jan-13	2.99%	11029	5.06%	10812	6.26%	10995
Feb-13	4.66%	11542	1.23%	10945	1.10%	11116
Mar-13	2.94%	11882	4.12%	11396	4.62%	11630
Apr-13	-0.49%	11824	1.73%	11593	-0.37%	11587
May-13	5.09%	12425	2.20%	11848	4.00%	12050
Jun-13	0.39%	12474	-1.11%	11716	-0.51%	11988
Jul-13	7.08%	13357	4.99%	12300	7.00%	12827
Aug-13	-4.79%	12717	-3.09%	11920	-3.18%	12420
Sep-13	6.48%	13541	3.48%	12334	6.38%	13212
Oct-13	4.44%	14143	4.68%	12911	2.51%	13544
Nov-13	3.70%	14666	2.97%	13294	4.01%	14087
Dec-13	2.55%	15533	2.52%	14027	1.97%	14697

This information represents past performance of the FAM Small Cap Fund and is not indicative of

future  results.   The  investment  return  and  the  principal  value  of  an  investment  will  fluctuate  so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Average Annual Total Returns as of December 31, 2013

Life of Fund

1- Year

(3/1/2012)

FAM Small Cap Fund

40.49%

26.95%

Russell 2000 Index

38.82%

23.15%

S&P 500 Index

32.44%

20.10%

The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FAM Small Cap Fund — Portfolio Data (Unaudited)

December 31, 2013

TOP TEN EQUITY HOLDINGS

COMPOSITION OF TOTAL INVESTMENTS

(% of Total Investments)

Banking

11.1%

First NBC Bank Holding Company

7.0%

Money Market Fund

10.1%

Fabrinet

6.7%

REITS - Diversified

8.5%

Biglari Holdings Inc.

6.4%

Property and Casualty Insurance

7.9%

Westwood Holdings Group

5.2%

Transportation

6.8%

Destination Maternity Corporation

4.6%

Electronic Manufacturing

6.7%

Patriot Transportation Holding Inc.

4.5%

Diversified Holding Company

6.4%

Infinity Property & Casualty Corp.

4.4%

Investment Management

5.2%

Physicians Realty Trust

4.4%

Retail - Department Stores

5.2%

Winthrop Realty Trust

4.1%

Commercial Services

5.0%

Rosetta Stone, Inc.

3.8%

Computer Software & Services

3.8%

Industrial Machinery

3.7%

Oil & Gas Exploration

3.4%

Consumer Electronics

3.1%

Wholesale Wire & Cable

2.9%

Healthcare Facilities

2.7%

Hazardous Waste Disposal

2.7%

Laser Systems/Components

2.3%

Other

2.5%

Statement  Regarding  Availability  of  Quarterly  Portfolio  Schedule.   Please  note  that  (i)  the

Fund files its complete schedule of portfolio holdings with the Securities and Exchange Com-

mission for the first and third quarters of each fiscal year on Form N-Q; (ii) the Fund’s Forms

N-Q are available on the Commission’s website at http://www.sec.gov; (iii) the Fund’s Forms

N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washing-

ton, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and (iv) the Fund makes the information on Form N-Q available to shareholders, upon request, by calling FAM Funds at 1-800-932-3271.

FAM Small Cap Fund — Statement of Investments

December 31, 2013

SHARES

VALUE

COMMON STOCKS (89.9%)

Banking (11.1%)

First NBC Bank Holding Company*

  •   holding company for First NBC Bank that provides various financial services for businesses, institutions and individuals

91,000

$     2,939,300

Pinnacle Financial Partners, Inc.

  •   holding company for Pinnacle National Bank that provides commercial banking services to individuals, small to mid-size businesses and profes-

26,500

862,045

sional entities

First Financial Holdings, Inc.

  •   operates as the holding company for SCBT that provides retail and com-

13,300

884,583

mercial banking services in the Carolinas

4,685,928

Commercial Services (5.0%)

Mistras Group, Inc.*

  •   provider of technology-enabled asset protection solutions used to evalu-

31,150

650,412

ate the structural integrity and reliability of critical energy, industrial and public infrastructure

McGrath RentCorp

  •   modular building and electronic test equipment rentals, subsidiary

24,500

975,100

classroom manufacturing

MTS Systems Corporation

  •   supplies test systems and industrial position sensors

6,500

463,125

2,088,637

Computer Software & Services (3.8%)

Rosetta Stone, Inc.*

  •   provides technology-based language-learning solutions

132,500

1,619,150

Consumer Electronics (3.1%)

Skullcandy, Inc.*

  •   designs, markets and distributes performance audio and gaming head-

179,000

1,290,590

phones, and other accessory related products

Diversified Holding Company (6.4%)

Biglari Holdings Inc.*

  •   engages in the ownership, development, operation, and franchising of

5,338

2,704,444

restaurants

See Notes to Financial Statements

FAM Small Cap Fund — Statement of Investments continued

December 31, 2013

SHARES

VALUE

Electronic Manufacturing (6.7%)

Fabrinet*

  •   provides precision optical, electro-mechanical, and electronic manufac-

137,750

$     2,832,140

turing services

Food Products (0.8%)

Inventure Foods, Inc.*

  •   manufactures and markets healthy/natural and indulgent

26,092

345,980

specialty snack food products

Hazardous Waste Disposal (2.7%)

U.S. Ecology, Inc.

  •   provides radioactive, pcb, hazardous and non-hazardous waste services

30,800

1,145,452

to commercial and government customers

Health Care Facilities (2.7%)

U.S. Physical Therapy, Inc.

  •   through its subsidiaries, operates outpatient physical therapy clinics

32,700

1,153,002

Industrial Machinery (3.7%)

John Bean Technologies Corporation

  •   provides technology solutions for the food processing and air

53,000

1,554,490

transportation industries

Investment Management (5.2%)

Westwood Holdings Group Inc.

  •   manages investment assets and provides services for its clients

35,487

2,197,000

Laser Systems/Components (2.3%)

Rofin-Sinar Technology Inc.*

  •   engages in the design, development, engineering,

35,050

947,051

manufacturing, and marketing of laser-based products

Oil & Gas Exploration (3.4%)

Evolution Petroleum Corp.

  •   engages in the acquisition, exploitation, and development of properties

116,000

1,431,440

for the production of crude oil and natural gas

See Notes to Financial Statements

FAM Small Cap Fund — Statement of Investments continued

December 31, 2013

SHARES

VALUE

Property and Casualty Insurance (7.9%)

Amerisafe, Inc.

  •   insurance holding company that markets and underwrites workers’

35,500

$     1,499,520

compensation and general liability insurance

Infinity Property and Casualty Corp.

  •   provides personal automobile insurance with a focus on non-standard

25,765

1,848,639

auto insurance

3,348,159

REITS - Diversified (8.5%)

Physicians Realty Trust

  •   self-managed healthcare real estate company, focuses on the acquisi-

144,500

1,840,930

tion, development, ownership, and management of healthcare properties leased to physicians

Winthrop Realty Trust

  •   real estate investment trust that engages in the ownership and manage-

157,350

1,738,718

ment of real property and real estate-related assets

3,579,648

Retail - Automobile (1.7%)

America’s Car-Mart Inc.*

  •   operates as an automotive retailer

17,150

724,244

Retail - Department Stores (5.2%)

Destination Maternity Corporation

  •   designing and retail of maternity clothing in United States

64,500

1,927,260

Gordman Stores Inc.

  •   operates department stores selling apparel, footwear, home fashions

34,000

260,780

products, and accessories including fragrances

2,188,040

Transportation (6.8%)

Echo Global Logistics, Inc.*

  •   provides technology-enabled transportation and supply chain manage-

46,117

990,593

ment services

See Notes to Financial Statements

FAM Small Cap Fund — Statement of Investments continued

December 31, 2013

SHARES

VALUE

Transportation (continued)

Patriot Transporation Holding Inc.*

•   engages in the transportation and real estate businesses

45,555

$     1,890,988

2,881,581

Wholesale Wire & Cable (2.9%)

Houston Wire and Cable Company

•  distributor of wire and cable products in the USA

90,250

$    1,207,545

Total Common Stocks (Cost $29,107,657)

$ 37,924,521

TEMPORARY INVESTMENTS (10.1%)

Money Market Fund (10.1%)

Invesco Short Term Treasury Fund (Institutional Class)

(0.02%)**

3,942,671

3,942,671

Total Temporary Investments (Cost $3,942,671)

$   3,942,671

Total Investments (Cost $33,050,328)

$ 41,867,192

* Non-income producing securities

** The rate shown represents the effective yield at 12/31/13

FAM Funds — Statement of Assets and Liabilities

December 31, 2013

Value Fund      Equity-IncomeFund    Small Cap Fund

Assets

Investments in securities at value (Cost

$403,719,828; $90,217,367; and $33,050,328,

$935,315,516

$146,223,476

$41,867,192

respectively)

Cash

7,575,133

343,606

759,647

Dividends and interest receivable

336,495

236,744

43,208

Receivable for Fund shares purchased

32,740

10,001

87,852

Total Assets

943,259,884

146,813,827

42,757,899

Liabilities

Accrued investment advisory fee

792,714

121,703

33,702

Accrued shareholder servicing and administrative fees

100,191

16,120

4,501

Accrued trustee fees

7,000

7,000

7,000

Accrued expenses

157,826

75,281

37,239

Payable for Fund shares redeemed

437,258

25,292

1,100

Total Liabilities

1,494,989

245,396

83,542

Net Assets

$941,764,895

$146,568,431

$42,674,357

Net Assets Consist Of:

Net capital paid in on shares of beneficial interest    $410,169,207

$90,562,322

$33,859,078

Accumulated net investment loss

—

—

(1,626)

Accumulated net realized gain on investments

—

—

41

Net unrealized appreciation

531,595,688

56,006,109

8,816,864

Net Assets

$941,764,895

$146,568,431

$42,674,357

Fund shares outstanding

15,236,767

5,918,354

2,888,876

Net Asset Value, Offering and Redemption Price per

share (unlimited shares of beneficial interest autho-

rized at $0.001 par value)

$61.81

$24.77

$14.77

See Notes to Financial Statements

FFAAM Funds — Statement of Assets and LiabilitiesM Funds — Statement of Operations

December 31, 2013

Year Ended December 31, 2013

Value Fund     Equity-Income Fund     Small Cap Fund

Investment Income

Income

Dividends (Net of Foreign Tax withheld of

$140,452, $0 and $0, respectively)

$   8,155,033

$   2,635,539

$    445,638

Interest

10,800

1,369

714

Total Investment Income

8,165,833

2,636,908

446,352

Expenses

Investment advisory fee (Note 2)

8,531,701

1,315,587

271,734

Administrative fee (Note 2)

713,869

111,825

21,810

Shareholder servicing and related

expenses (Note 2)

413,312

68,490

13,589

Printing and mailing

124,114

20,324

4,573

Professional fees

134,271

46,716

19,286

Registration fees

25,777

25,326

20,272

Custodial fees

96,548

17,617

7,536

Trustee’s fees

43,973

43,973

43,973

Officer’s fees (Note 2)

28,374

28,374

28,374

Other

84,322

25,250

1,205

Total Expenses

10,196,261

1,703,482

432,352

Less: Investment advisory fee and

other expenses waived or assumed by

advisor (Note 2)

—

—

(59,340)

Less: Expenses paid indirectly (Note 3)

(728)

(111)

(1)

Net Expenses

10,195,533

1,703,371

373,011

Net Investment Income/(Loss)

(2,029,700)

933,537

73,341

Realized and Unrealized Gain on Investments

Net realized gain on investments

45,959,785

5,881,052

1,871,430

Net change in unrealized appreciation of

investments

194,657,003

26,716,899

7,528,501

Net Realized and Unrealized Gain on

Investments

240,616,788

32,597,951

9,399,931

Net Increase In Net Assets From Operations

$238,587,088

$33,531,488

$9,473,272

See Notes to Financial Statements

FAM Funds — Statement of Changes in Net Assets

Periods Ended December 31, 2013 and 2012

Value Fund

2013

2012

Change in Net Assets

From operations

Net investment income/(loss)

$   (2,029,700)

$

971,170

Net realized gain on investments

45,959,785

19,357,803

Net change in unrealized appreciation of

investments

194,657,003

58,760,401

Net increase in net assets from operations

238,587,088

79,089,374

Distributions to shareholders from:

Net investment income

Investor Class

—

(971,662)

Advisor Class*

—

—

Net realized gain on investments

(45,959,785)

(19,357,670)

Return of capital distributions

(187,016)

(82,944)

Total distributions

(46,146,801)

(20,412,276)

Capital share transactions (Note 4)

17,341,536

(29,099,975)

Total increase/(decrease) in net assets

209,781,823

29,577,123

Net Assets

Beginning of year

731,983,072

702,405,949

End of period**

$941,764,895

$731,983,072

*Advisor Share Class was terminated on 8/31/2012.  On that date all outstanding Advisor Class shares were converted to Investor Class Shares.

**Includes Accumulated net investment income/(loss) of $0, $0, $0, $0, ($1,626 ) and $0, respectively.

See Notes to Financial Statements

FAM Funds — Statement of Changes in Net Assets

Periods Ended December 31, 2013 and 2012

Equity-Income Fund

Small Cap Fund†

2013

2012

2013

2012

$

933,537

$     1,581,386

$

73,341

$

(58,821)

5,881,052

6,082,242

1,871,430

55,782

26,716,899

6,351,910

7,528,501

1,288,363

33,531,488

14,015,538

9,473,272

1,285,324

(999,213)

(1,590,250)

(75,018)

—

—

(1,914)

—

—

(5,815,376)

(6,047,523)

(1,871,338)

—

(366,030)

(144,220)

(9,210)

—

(7,180,619)

(7,783,907)

(1,955,566)

—

7,277,316

(20,566,199)

18,315,470

15,555,857

33,628,185

(14,334,568)

25,833,176

16,841,181

112,940,246

$127,274,814

16,841,181

—

$146,568,431

$112,940,246

$42,674,357

$16,841,181

†Small Cap Fund  inception 3/1/12

See Notes to Financial Statements

FAM Funds - Notes to Financial Statements

Note 1  Nature of Business and Summary of Significant Accounting Policies

FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund are each a series of

Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940. Each Fund offers a single class of shares.  The investment objective of the FAM Value Fund is to maximize long-term return on capital.  The investment objective of the FAM Equity-Income Fund is to provide current income and long term capital appreciation from investing primarily in income-producing equity securities.  The investment objective of the FAM Small Cap Fund is to maximize long-term return on capital.

The following is a summary of each Fund’s significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of Ameri-

ca (“GAAP”),  followed by the Funds in the preparation of their financial statements.

a)    Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on

NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securi-

ties, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Investments in Invesco Short Term

Treasury Fund are valued at that fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hier-

archy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions

(unobservable inputs).  These inputs are used in determining the value of the Funds’

investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indica-

tion of the risk associated with investing in those securities.

FAM Funds - Notes to Financial Statements

The following is a summary of the inputs used to value each Series’ net assets as of

December 31, 2013:

FAM Value Fund

Level 1

Common Stocks

$888,494,650

Temporary Investments

46,820,866

Total Investments in Securities

$935,315,516

FAM Equity-Income Fund

Level 1

Common Stocks

$136,297,686

Preferred Stocks

1,175,511

Temporary Investments

8,750,279

Total Investments in Securities

$146,223,476

FAM Small Cap Fund

Level 1

Common Stocks

$37,924,521

Temporary Investments

3,942,671

Total Investments in Securities

$41,867,192

During the year ended December 31, 2013 there were no Level 2 or 3 inputs used to value the Funds’ net assets.  Refer to each Fund’s Statement of Investments to view securities segregated by industry type.

b)      Federal Income Taxes

It is each Fund’s policy to comply with the requirements of the Internal Revenue

Code applicable to regulated investment companies and to distribute all of its tax-

able income to its shareholders. Therefore, no provision for federal income or excise tax is required.

GAAP requires uncertain tax positions to be recognized, measured, presented and disclosed in the financial statements.  For the year ended December 31, 2013 man-

agement has evaluated the tax positions taken or expected to be taken in the course

FAM Funds - Notes to Financial Statements

of preparing the Funds’ tax returns to determine whether the tax positions are

“more-likely-than-not” of being sustained upon review by the applicable tax author-

ity.  Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.  Based on the evaluation, management has determined that no liability for unrecognized tax expense is required.  Tax years

2010 through present remain subject to examination by U.S. and New York taxing authorities.  No examination of the Fund’s tax filings is presently in progress.

c)      Use of Estimates

The preparation of financial statements in conformity with GAAP requires manage-

ment to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

d)      Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is ac-

crued as earned and dividend income is recorded on the ex-dividend date. Non-cash dividends are included in dividends on the ex-dividend date at the fair market value of the shares received. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Distributions  to shareholders are recorded on the ex-dividend date.

Distributions to shareholders are determined in accordance with income tax regula-

tions and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts.

Note 2  Investment Advisory Fees and Other Transactions with Affiliates

Under each Investment Advisory Contract, each Fund pays an investment advisory fee to

Fenimore Asset Management, Inc. (the “Advisor”) equal, on an annual basis, to 1% of each

Fund’s average daily net assets. The Advisor has entered into a voluntary agreement with each Fund to reduce the investment advisory fee for each Fund through December 31,

2013 to 0.95% of the Funds’ average daily net assets in excess of $1 billion. No such waiver was required for the year ended December 31, 2013. Thomas Putnam is an officer and trustee of the Funds and also an officer and director of the Advisor.  The Chief Compliance

FAM Funds - Notes to Financial Statements

Officer is an officer of the Funds and compensated by the Funds in the amount of $85,122 as well as an officer of the Advisor and compensated additionally by the Advisor.

The Investment Advisory Contract requires the Advisor to reimburse the Funds their expenses to the extent that such expenses, including the advisory fee, for the fiscal year exceed 2.00% of the average daily net assets. For the year ended December 31, 2013 the

Advisor contractually agreed to reimburse the FAM Value Fund for its expenses to the ex-

tent such expenses exceeded 1.28% of the average daily net assets; the FAM Equity-Income

Fund for its expenses to the extent such expenses exceeded 1.40% of the average daily net assets; and the FAM Small Cap Fund for its expenses to the extent such expenses exceed

1.50% of the average daily net assets.  No such reimbursement was required for the year ended December 31, 2013 for the FAM Value and FAM Equity-Income Fund.  Reimburse-

ment was required in the amount of $59,340 for the year ended December 31, 2013 for the

FAM Small Cap Fund.

FAM Shareholder Services, Inc. (“FSS”), a company under common control with the Advi-

sor, serves as shareholder servicing agent and receives a monthly fee of $2.33 per share-

holder account.  For the year ended December 31, 2013, shareholder servicing agent fees paid to FSS were as follows:

FAM Value Fund

$413,312

FAM Equity-Income Fund

$ 68,490

FAM Small Cap Fund

$  13,589

Additionally, FSS serves as the Fund administrative agent and receives an annual fee of 0.085% on the first $750,000,000 of each Fund’s average daily net assets, and 0.075%

thereafter.  For the year ended December 31, 2013, the Funds’ administrative fees paid to

FSS amounted to:

FAM Value Fund

$713,869

FAM Equity-Income Fund

$111,825

FAM Small Cap Fund

$  21,810

Fenimore Securities, Inc. (“FSI”), a company also under common control with the Advi-

sor, acts as distributor of the Funds’ shares.  FSI receives no compensation for providing distribution services to the Funds.

Note 3.  Indirect Expenses

The Funds’ custodian bank has also agreed to reduce its fees when the Funds maintain cash on deposit in the non-interest bearing custody account.  For the year ended Decem-

ber 31, 2013, these arrangements reduced the FAM Value Fund’s custodian fees by $728,

FAM Equity-Income Fund’s custodian fees by $111, and FAM Small Cap Fund’s custodian fees by $1.

FAM Funds - Notes to Financial Statements

Note 4.  Shares of Beneficial Interest

At December 31, 2013 an unlimited number of $0.001 par value of beneficial interest were authorized.

Transactions for each Fund are as follows:

YEAR ENDED  12/31/13

YEAR ENDED 12/31/12

FAM Value Fund

Shares

Amount

Shares

Amount

Shares sold

Investor Class

1,020,970      $59,967,065

763,781       $ 37,441,359

Advisor Class*

—

—

729

33,984

Shares issued on reinvest-

ment of distributions

727,957

44,805,783

410,952

19,857,175

(Investor Class only)

Shares redeemed

Investor Class

(1,487,975)

(87,431,312)

(1,672,212)

(82,009,909)

Advisor Class*

—

—

(90,728)

(4,422,584)

Net Increase/Decrease

260,952

$17,341,536

(587,478)    $(29,099,975)

FAM Equity-Income Fund

Shares sold

Investor Class

758,419

$17,688,025

4,705,497       $95,082,351

Advisor Class*

—

—

891

17,453

Shares issued on reinvest-

ment of distributions

Investor Class

281,199

6,883,604

377,602

7,519,150

Advisor Class*

—

—

81

1,662

Shares redeemed

Investor Class

(745,224)

(17,294,313)

(5,948,559)      (121,533,578)

Advisor Class*

—

—

(75,953)

(1,653,237)

Net Increase/Decrease

294,394

$7,277,316

(940,441)    $(20,566,199)

*Advisor Share Class was terminated on 8/31/2012.

FAM Funds - Notes to Financial Statements

YEAR ENDED  12/31/13

PERIOD ENDED 12/31/12†

FAM Small Cap Fund

Shares sold

1,321,237

$17,589,875

1,593,844      $16,226,902

Shares issued on reinvest-

ment of distributions

130,894

1,934,620

—

—

Shares redeemed

(90,209)

(1,209,025)

(66,890)

(671,045)

Net Increase

1,361,922

$18,315,470

1,526,954

$15,555,857

†Small Cap Fund  inception 3/1/12

Note 5.  Investment Transactions

During the year ended December 31, 2013, purchases and sales of investment securities,

other than short-term obligations were:

Purchases

Sales

FAM Value Fund

$66,710,645

$110,465,208

FAM Equity-Income Fund

$12,840,738

$   16,673,280

FAM Small Cap Fund

$19,334,927

$     4,759,385

The cost of securities for federal income tax purposes is the same as shown in the state-

ment of investments.

Note 6.  Income Taxes and Distributions to Shareholders

The components of accumulated income/(losses) on a tax basis at December 31, 2013 (the

Funds’ most recent tax year end) were as follows:

Undistributed     Undistributed

Deferred

Ordinary

Long-Term

Post-October       Unrealized

Income

Gain

Losses

Appreciation

FAM Value Fund

—

—

—      $531,595,688

FAM Equity-Income Fund

—

—

—     $  56,006,109

FAM Small Cap Fund

—

—

(1,585)       $   8,816,864

The primary reason for the difference between the amounts of accumulated earnings re-

ported on a tax basis and the amounts recorded on the statement of assets and liabilities is the treatment of short term capital gains as net investment income for tax purposes.

For the year ended December 31, 2013, the FAM Small Cap Fund has elected to defer losses realized after October 31, 2013 in the amount of $1,585.  These losses will be recognized on the first business day of the Small Cap Fund’s current fiscal year, January 2, 2014.

FAM Funds - Notes to Financial Statements

The aggregate gross unrealized appreciation and depreciation of portfolio securities at

December 31, 2013, based on cost for federal income tax purposes, was as follows:

FAM Value Fund

Unrealized appreciation

$532,519,053

Unrealized depreciation

(923,365)

Net unrealized appreciation

$531,595,688

FAM Equity-Income Fund

Unrealized appreciation

$   58,396,108

Unrealized depreciation

(2,389,999)

Net unrealized appreciation

$   56,006,109

FAM Small Cap Fund

Unrealized appreciation

$      9,632,473

Unrealized depreciation

(815,609)

Net unrealized appreciation

$      8,816,864

The tax composition of dividends and distributions paid to shareholders for the years ended December 31, 2013 and 2012:

2013

2012

FAM Value Fund

Ordinary income

—

$

971,662

Long-term capital gain

$45,959,785

19,357,670

Return of capital

187,016

82,944

$46,146,801

$20,412,276

FAM Equity-Income Fund

Ordinary income

$   2,028,069

$  3,595,354

Long-term capital gain

4,786,520

4,044,333

Return of capital

366,030

144,220

$   7,180,619

$  7,783,907

FAM Funds - Notes to Financial Statements

FAM Small Cap Fund

Ordinary income

$       563,219

—

Long-term capital gain

1,383,137

—

Return of capital

9,210

—

$   1,955,566

—

Permanent book and tax differences, primarily attributable to net investment losses,

resulted in the following reclassification for the year ended December 31, 2013:

Undistributed

Accumulated Net

Net Investment

Realized Gain on

Paid in Capital

Income

Investments

FAM Value Fund

$(2,029,700)

$2,029,700

$

—

FAM Equity-Income Fund

$

—

$

65,676

$    (65,676)

FAM Small Cap Fund*

$

—

$

51

$

(51)

These reclassifications had no impact on the net assets or net asset values per share of the

FAM Value Fund.

Note 7.  Line of Credit

The FAM Value Fund, Equity-Income Fund, and Small Cap Fund each has a line of credit up to 33 1/3% of its net assets with a maximum of $125,000,000, $20,000,000, and

$3,000,000, respectively.

Borrowings under the agreement bear interest at the prime rate as announced by the lending bank.  The line of credit is available until December 1, 2014, when any advances are to be repaid.  During the year ended December 31, 2013, no amounts were drawn from the available lines.

Note 8.  Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications.  The Funds’

maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Funds that have not yet occurred.  However, based on the experience of the Advisor, the Funds expect the risk of loss to be remote.

Note 9.  Subsequent Events

Management has evaluated subsequent events through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

FAM Funds - Notes to Financial Statements

Note 10.  Financial Highlights

FAM Value Fund

Years Ended December 31,

Per share information

(For a share outstanding throughout each

2013

2012

2011

2010

2009

year)

Net asset value, beginning of year

$48.88

$45.15

$45.34

$39.32

$32.22

Income/Loss from investment operations:

Net investment income/(loss)†

(0.18)

0.06

(0.04)

0.09

0.05

Net realized and unrealized

gain/(loss) on investments

16.28

5.07

(0.15)

6.61

7.10

Total from investment operations

16.10

5.13

(0.19)

6.70

7.15

Less distributions:

Dividends from net investment income

—

(0.07)

—*

(0.09)

(0.05)

Distributions from net realized gains

(3.16)

(1.32)

—*

(0.59)

—

Return of capital

(0.01)

(0.01)

—

—

—

Total distributions

(3.17)

(1.40)

—*

(0.68)

(0.05)

Change in net asset value for the year

12.93

3.73

(0.19)

6.02

7.10

Net asset value, end of year

$61.81

$48.88

$45.15

$45.34

$39.32

Total Return

32.96%

11.39%

(0.41)%

17.02%

22.18%

Ratios/supplemental data

Net assets, end of year(000)

$941,765

$731,983

$698,546       $737,211     $659,621

Ratios to average net assets of:

Expenses

1.19%

1.21%

1.22%

1.23%

1.26%

Net investment income/(loss)

(0.24)%

0.13%

(0.10)%

0.21%

0.14%

Portfolio turnover rate

8.38%

4.41%

7.78%

5.08%

7.55%

†Based on average shares outstanding.

*Per share amount is less than $0.005.

FAM Funds - Notes to Financial Statements

Note 10.  Financial Highlights

FAM Equity-Income Fund

Years Ended December 31,

Per share information

(For a share outstanding throughout each

2013

2012

2011

2010

2009

year)

Net asset value, beginning of year

$20.08

$19.39

$18.43

$16.02

$13.34

Income/Loss from investment operations:

Net investment income†

0.17

0.24

0.29

0.36

0.17

Net realized and unrealized

gain on investments

5.79

1.88

0.95

2.41

2.68

Total from investment operations

5.96

2.12

1.24

2.77

2.85

Less distributions:

Dividends from net investment income

(0.18)

(0.26)

(0.28)

(0.36)

(0.17)

Distributions from net realized gains

(1.03)

(1.14)

—

—

—

Return of capital

(0.06)

(0.03)

—

—

—

Total distributions

(1.27)

(1.43)

(0.28)

(0.36)

(0.17)

Change in net asset value for the year

4.69

0.69

0.96

2.41

2.68

Net asset value, end of year

$24.77

$20.08

$19.39

$18.43

$16.02

Total Return

29.79%

11.02%

6.79%

17.47%

21.43%

Ratios/supplemental data

Net assets, end of year (000)

$146,568

$112,940

$125,832

$85,824

$76,096

Ratios to average net assets of:

Before waivers:

Expenses

1.29%

1.31%

1.40%

1.41%

1.47%

Net investment income

0.71%

1.17%

1.57%

2.10%

1.11%

After waivers:

Expenses

1.29%

1.31%

1.40%

1.40%

1.40%

Net investment income

0.71%

1.17%

1.57%

2.11%

1.18%

Portfolio turnover rate

10.33%

43.1%

17.96%

13.38%

10.51%

† Based on average shares outstanding.

FAM Funds - Notes to Financial Statements

Note 10.  Financial Highlights

FAM Small Cap Fund

For the Period

Ended December 31,

Per share information

2013

2012*

(For a share outstanding throughout each period)

Net asset value, beginning of period

$11.03

$10.00

Income/Loss from investment operations:

Net investment income/(loss)†

0.04

(0.04)

Net realized and unrealized gain on investments

4.43

1.07

Total from investment operations

4.47

1.03

Less distributions:

Dividends from net investment income

(0.03)

—

Distributions from net realized gains

(0.70)

—

Return of capital

(0.00)(b)

—

Total distributions

(0.73)

—

Change in net asset value for the period

3.74

1.03

Net asset value, end of period

$14.77

$11.03

Total Return

40.49%

10.30%**(a)

Ratios/supplemental data

Net assets, end of period (000)

$42,674

$16,841

Ratios to average net assets of:

Before waivers:

Expenses

1.57%

2.79%***

Net investment income/(loss)

0.05%

(1.89)%***

After waivers:

Expenses

1.35%

1.46%***

Net investment income/(loss)

0.27%

(0.56)%***

Portfolio turnover rate

19.65%

7.59%**

† Based on average shares outstanding.

* Small Cap Fund inception 3/1/12

** Not Annualized

*** Annualized

(a) Total return includes the effect of a voluntary contribution by the Advisor of $5,649.  Absent this contribution, total return would have been 10.26%.

(b)Amount is less than $0.01 per share.

FAM Funds — Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fenimore Asset Management Trust

and the Shareholders of FAM Value Fund, FAM Equity-Income Fund and FAM Small

Cap Fund

We have audited the accompanying statements of assets and liabilities of the FAM Value

Fund and FAM Equity-Income Fund, each a series of shares of beneficial interest in the Fenimore Asset Management Trust, including the statements of investments, as of

December 31, 2013, and the related statements of operations for the year then ended,

the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended.  We have also audited the accompanying statement of assets and liabilities of FAM

Small Cap Fund, a series of shares of beneficial interest in the Fenimore Asset Manage-

ment Trust, including the statement of investments, as of December 31, 2013, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period March 1,

2012 (commencement of operations) through December 31, 2012. These financial state-

ments and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial high-

lights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Ac-

counting Oversight Board (United States).  Those standards require that we plan and per-

form the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examin-

ing, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December

31, 2013 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits pro-

vide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above pres-

ent fairly, in all material respects, the financial position of the FAM Value Fund, FAM

Equity-Income Fund and FAM Small Cap Fund, as of December 31, 2013, and the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the years or periods presented, in conformity with ac-

counting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 17, 2014

FAM Funds (Unaudited)

Board  Consideration  of  the  Continuation  of  the  Investment  Advisory  Agreements  for

the Funds

In accordance with the Investment Company Act of 1940, the Board of Trustees of the

Funds is required, on an annual basis, to consider the continuation of each of the Invest-

ment Advisory Agreements (the “Agreements”) between the Funds and the Advisor, and this must take place at an in-person meeting of the Board. The relevant provisions of the

Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the continuation of the Agreements, and it is the duty of the

Advisor to furnish the Trustees with such information that is responsive to their request.

Accordingly, in determining whether to renew each of the separate Agreements between the Value Fund, the Equity-Income Fund, and the Small Cap Fund with the Advisor, the

Board of Trustees requested, and the Advisor provided, information and data relevant to the Board’s consideration. This included materials prepared by the Advisor and materials prepared by an independent mutual fund industry consulting firm that produced mate-

rials specifically for the Board that provided them with information regarding the invest-

ment performance of the Funds and information regarding the fees and expenses of the

Funds, compared to other similar mutual funds. As part of its deliberations, the Board also considered and relied upon the information about the Funds and the Advisor that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Funds and their opera-

tions.

The Board engaged in a thorough review process in order to determine whether to contin-

ue each of the Agreements with the Advisor. After receiving the materials that they had requested to assist them with their review, the Board had a preliminary meeting by con-

ference call on November 7, 2013, with representatives of the Advisor in order to discuss the proposed continuation of the Agreements and to review the materials that had been presented. The Board then requested certain additional information which the Advisor provided and then met with representatives of the Advisor on November 14, 2013, prior to their required in-person meeting in order to further consider and discuss the proposed continuation of the Agreements.

The Board then met to consider the continuation of the Agreements at an in-person meeting of the Board held on November 14, 2013.  Among the factors the Board consid-

ered was: (i) the overall performance of each of the Value Fund and the Equity-Income

Fund relative to the performance of other similar mutual funds on a long-term basis (five years and longer) and over shorter time periods (less than five years); and (ii) the overall performance of the Small Cap Fund since its inception on March 1, 2012. In connection with its review of the performance results achieved for the Funds, the Board discussed with management the fact that the Advisor maintains a particular focus on long-term

FAM Funds (Unaudited)

investment performance results and they reviewed the reasons why this may, from time to time, cause the longer-term performance results and the shorter-term performance results to under-perform when compared to other funds for similar time periods.  In connection with this, the Board took note of management’s stated position that achiev-

ing favorable long-term investment results is a primary objective of the firm.  The Board also considered and discussed with the Advisor their focus on “value investing” which may result in short-term performance that lags the performance results achieved by other managers, especially those managers that emphasize other types of investment strategies, such as “growth investing”.  The Board also took into consideration the Advi-

sor’s stated objective of attaining investment results with less risk and less volatility than other funds.  The Board determined that it has been beneficial to shareholders that the

Advisor has continued to invest on behalf of the Funds in a manner that is consistent with its long-term investment objectives due to the fact that the Advisor has been able to achieve favorable long-term performance results for the Value Fund and the Equity-

Income Fund, and, when performance is adjusted for risk, it shows even more favorable results.

The Board also took note of: (i) the long-term relationship between the Advisor and both the Value Fund and the Equity-Income Fund and the efforts that have been undertaken by the Advisor to foster the growth and development of these two Funds since the incep-

tion of each of the Funds, and (ii) with respect to the Small Cap Fund, the efforts that the

Advisor has undertaken to also foster the growth and development of that Fund since its inception on March 1, 2012.  In connection with these matters, the Board took note of the fact that Thomas Putnam, the Chairman and founder of the Advisor and the co-manager of each of the Funds, has been advising each of the Funds since their inception, during which time each of the Funds have experienced favorable investment results on a com-

parative basis.  The Board also noted that the Advisor has continued to retain and develop additional portfolio managers and investment analysts to work with Mr. Putnam in an ef-

fort to provide for the continued long-term management and oversight of the Funds and their portfolios.

In addition, the Board compared expenses of each Fund to the expenses of other similar mutual funds, noting that the expenses for each of the Funds compare favorably with industry averages for other funds of similar size and investment objective.  With respect to the Small Cap Fund, the Board also considered the net expenses of the Small Cap Fund after the imposition of expense limitations by the Advisor that are intended to limit the amount of the total operating expenses of the Small Cap Fund.  They noted the range of investment advisory and administrative services provided by the Advisor and its af-

filiates to the Funds and the level and quality of these services, and in particular, they considered the quality of the personnel providing these services noting that they were of a high caliber.

The Board considered that the Funds receive administrative and accounting services

FAM Funds (Unaudited)

from an affiliate of the Advisor, FAM Shareholder Services, Inc. (“FSS”), and the Board

reviewed the fees paid to FSS and the services provided to the Funds and their share-

holders by FSS during the past year and determined that the fees were fair and reason-

able and that the services provided are useful and beneficial to the ongoing operations of the Funds given that the services provided by FSS are separate and distinct services apart from the investment advisory services provided to the Funds by the Advisor. The

Board also considered that the Funds are distributed by an affiliate of the Advisor, Feni-

more Securities, Inc., (“FSI”), and the Board reviewed the distribution-related services provided by FSI and they determined that the distribution services provided by FSI are useful and beneficial to the ongoing operations of the Funds. The Board also reviewed financial information concerning the Advisor and its affiliates relating to the operation of the Funds, noting the overall profitability of the relationship with the Funds to the

Advisor and the financial soundness of the Advisor and its affiliates as demonstrated by the financial information provided. The Board also took note of the fact that the Advisor bears the costs associated with the Funds’ participation in various “mutual fund super-

market” programs out of its own resources, noting that this is beneficial to the Funds because it allows them to be held by a wide array of shareholders in a convenient man-

ner. The Board also considered the extent to which the Advisor uses its own resources to support sales and marketing efforts on behalf of the Funds. In reviewing the profitability of the Advisor relating to its management of the Funds, the Board reviewed the level of profitability taking into consideration these various marketing expenses that are borne directly by the Advisor and they considered the level of profitability both before and after the impact of these marketing costs.

The Board reviewed the Advisor’s brokerage practices and best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.  In con-

nection with this review, the Board considered the fact that while the Advisor does not have any express arrangements in place with respect to “soft dollar” arrangements with brokers or other similar parties relating to the direct use of Fund brokerage commissions to obtain research or execution services, the Advisor does receive research services from certain broker-dealers with which it executes securities transactions on behalf of the

Funds which is done in a manner that is consistent with the provisions of Section 28(e)

of the Securities Exchange Act of 1934. With respect to the Advisor’s brokerage practices,

the Board also took into consideration the fact that the Advisor has maintained low port-

folio turnover rates for the Funds that are substantially lower than industry averages for equity-type funds, which the Board determined is beneficial to shareholders due to the reduced brokerage expenses that are attributable to low portfolio turnover rates.

The Board also considered information regarding the fees that the Advisor charges other clients, including privately managed accounts and a privately offered investment fund,

for investment advisory services that are similar to the advisory services provided to the

Funds and noted that the Funds’ fees were reasonable when compared to the relevant

FAM Funds (Unaudited)

circumstances of the types of accounts involved and the services provided and the differ-

ent types of additional services that are required in connection with the management of regulated investment companies such as the Funds.

In connection with the Board’s consideration of the ways in which economies of scale are reflected with respect to the Agreements, the Board took note of the fact that the Advi-

sor has maintained voluntary expense limitation arrangements with the Funds pursu-

ant to which the investment advisory fees payable to the Advisor by each of the Funds is reduced on assets in excess of $1 billion from the stated contractual rate of 1.00% of the average daily net assets of each respective Fund to 0.95% of the average daily net assets of those assets in each Fund in excess of $1 billion, and it was further noted by the Board that the Advisor had agreed to extend the term of the voluntary expense limitation agree-

ments for the one-year period from January 1, 2014 through December 31, 2014. This voluntary limitation on the amount of the investment advisory fees payable under the

Agreements is in addition to the contractual arrangement in place with respect to each of the Funds pursuant to which the Advisor has previously agreed to limit the total operat-

ing expenses of each of the Funds and is reviewed by the Board each year in connection with the further continuation of the Agreements. The Board discussed with the Advisor the nature and extent of the current expense limitation arrangements that are applicable to the Funds and it was determined that it was advisable to continue to maintain these expense limitation arrangements at their current levels.

In reaching their conclusion with respect to the continuation of the Agreements, the

Trustees did not identify any one single factor as being controlling, rather, the Board took note of a combination of factors that influenced their decision making process. The

Board did, however, identify the overall favorable long-term investment performance of each of the Value Fund and the Equity-Income Fund, and the performance of the Small

Cap Fund since its inception, as well as the commitment of the Advisor to the successful operation of each of the Funds, and the level of expenses of the Funds, in addition to the

Advisor’s willingness to enter into agreements to reduce the overall operating expenses of the Funds and the investment advisory fees payable by the Funds, as being important elements of their consideration.  Based upon their review and consideration of these fac-

tors and other matters deemed relevant by the Board in reaching an informed business judgment, the Board of Trustees, including all of the Independent Trustees, unanimously concluded that the terms of the Investment Advisory Agreements are fair and reasonable and the Board voted to renew the Agreements for an additional one-year period, subject to the applicable limitations on the total operating expenses of the Funds and the invest-

ment advisory fees payable by the Funds as considered and approved at the meeting.

FAM Funds — Information About Trustees and Officers (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of

Trustees.  Information pertaining to the Trustees and Officers of the Funds is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon requst by calling the Fund at 1-800-932-3271.

Independent Trustees**

Position(s)

Number of

Other

Held With

Principal

Portfolios in

Directorships

Name, Address, and

Fund and

Occupation(s)

Fund Complex*     Held by Trustee

Age

Length of

During Past

Overseen by

During Past

Time Served†

5 Years

Trustee

5 Years

Fred “Chico” Lager

Trustee since     Business Consultant;

3

None

384 North Grand St.

1996

Retired President and

Cobleskill, NY 12043

Chief Executive Officer

Age:  59

of Ben & Jerry’s Home-

made, Inc.

John J. McCormack, Jr.     Trustee since     Retired Group President,

3

None

384 North Grand St.

2004; Chair-      TIAA-Cref

Cobleskill, NY 12043

man since

Enterprises

Age:  69

2007

Barbara V. Weidlich

Trustee since     Retired President,

3

None

384 North Grand St.

2004

National Investment

Cobleskill, NY 12043

Company Service

Age:  69

Association

Kevin J. McCoy, CPA

Trustee since     Principal, Marvin and

3

None

384 North Grand St.

2007

Company, P.C.,

Cobleskill, NY 12043

certified public

Age:  61

accounting firm

Paul A. Keller, CPA

Retired Assurance

384 North Grand St.

Trustee since     Partner, Pricewater-

Cobleskill, NY 12043

2010

houseCoopers, LLP

3

None

Age:  59

Investment Manage-

ment Services Group

Donald J. Boteler

Trustee since     Retired Vice President of

3

Parnasus Funds

384 North Grand St.

2012

Operations & Continuing

and Parnasus

Cobleskill, NY 12043

Education,Investment

Income Funds

Age:  65

Company Institute

FAM Funds — Information About Trustees and Officers (Unaudited)

Independent Trustees and Officers***

Position(s)

Number of

Other

Held With Fund    Principal

Portfolios in

Directorships

Name, Address, and       and Length of

Occupation(s)

Fund Complex*    Held by Trustee

Age

Time Served†

During Past

Overseen by

During Past

5 Years

Trustee

5 Years

Thomas O. Putnam****     President since      Chairman, Fenimore

3

None

384 North Grand St.

1986; Chairman    Asset Management, Inc.

Cobleskill, NY  12043

from 1986-

Age:  69

November

2004

Joseph A. Bucci

Secretary and

Chief Financial Officer,

N/A

N/A

384 North Grand St.      Treasurer since     Fenimore Asset

Cobleskill, NY  12043     2000

Management, Inc.

Age:  60

Charles Richter, Esq.     Chief Compliance      March 2005 to Present,

N/A

N/A

384 North Grand St.      Officer and

Chief Compliance

Cobleskill, NY  12043     Anti-Money

Officer, Fenimore Asset

Age:  57

Laundering

Management Trust.

Compliance

November 2004 to

Officer since

Present, Chief Compliance

2005

Officer, Fenimore Asset

Management, Inc.,

Fenimore Securities, Inc.

†Trustees serve until their successors are elected and qualified, or until the Trustee dies, resigns or is removed, or becomes incapacitated.

*”Fund Complex” includes the three series of the Trust, FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund.

**The “Independent Trustees” are those Trustees that are not considered “interested persons” of the Trust, as that term is defined in the 1940 Act.

***Mr. Putnam, by virtue of his employment with Fenimore Asset Management, Inc., the Trust’s investment advisor, is considered an “interested person” of the Trust.

****Mr. Putnam was Chairman of the Board through October 2004.

FAM Funds — Supplemental Information (Unaudited)

Statement Regarding Availability of Proxy Voting Policies and Procedures.

Please note that a description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling

FAM Funds at 1-800-932-3271; (ii) and on the Securities and Exchange Commission’s website at

http://www.sec.gov.

Statement Regarding Availability of Proxy Voting Record.

Please note that information regarding how the Funds voted proxies relating to portfolio se-

curities during the most recent 12-month period ended June 30 is available (i) without charge,

upon request, by calling FAM Funds at 1-800-932-3271; or on the FAM Funds’ Website at

http://famfunds.com (ii) and on the Securities and Exchange Commission’s website at

http://www.sec.gov.

SPECIAL SPECIAL 2013 TAX INFORMATION FOR FAM FUNDS

This information for the fiscal year ended December 31, 2013, is included pursuant to provisions of the Internal Revenue Code.

The  Value  Fund  distributed  $45,959,785,  or  the  maximum  amount  available,  as  capital  gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

The Equity-Income Fund distributed $5,815,376, or the maximum amount available, as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

The Small Cap Fund distributed $1,871,338, or the maximum amount available, as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For  Equity-Income  Fund  taxable  non-corporate  shareholders,  71.83%  of  the  Fund’s  income represents qualified dividend income subject to the 20% rate category.

For  Small  Cap  Fund  taxable  non-corporate  shareholders,  89.07%  of  the  Fund’s  income represents qualified dividend income subject to the 20% rate category.

For  Equity-Income  Fund  corporate  shareholders,  71.83%  of  investment  income  (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

For Small Cap Fund corporate shareholders, 89.07% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

See Notes to Financial Statements

Investment Advisor

Fenimore Asset

Management, Inc.

Cobleskill, NY

Custodian

U.S. Bank, N.A.

Cincinnati, OH

Independent Registered

Public Accounting Firm

BBD, LLP

Philadelphia, PA

Trustees

Donald J. Boteler

Paul Keller, CPA

Fred “Chico” Lager

John J. McCormack, Jr.,

Independent Chairman

Kevin J. McCoy, CPA

Thomas O. Putnam

Barbara V. Weidlich

Legal Counsel

Dechert, LLP

Washington, DC

Shareholder Servicing Agent

FAM Shareholder Services, Inc.

Cobleskill, NY

Distributor

Fenimore Securities, Inc.

Cobleskill, NY

FAM Funds

384 North Grand Street

PO Box 399

Cobleskill, New York

12043-0399

(800) 932-3271

www.famfunds.com

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant has undertaken in this report filed on Form

N-CSR to provide to any person without charge, upon request by calling 1-(800) 932-3271, a copy of such code of ethics. During 2013, there were no amendments to the Code of Ethics or Waivers from the Code of Ethics.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Fred Lager, Paul A. Keller, Donald J.

Boteler and Kevin J. McCoy are each an "audit committee financial expert" and are

"independent", as these terms are defined in this Item 3.

Item 4.  Principal Accountant Fees and Services.

(a)  Audit Fees 2013 - $84,500. ; Audit Fees 2012 - $84,500

(b)  Audit-Related Fees - None.

(c)  Tax Fees 2013 - $12,500.; Tax Fees 2012 - $12,500.; Tax Preparation

Expenses

(d)  All Other Fees –2013 – None; 2012 - None-

(e)(1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by BBD, LLP  must be pre-approved by the audit committee. All services performed during 2013 and 2012 were pre-approved by the committee.

(e)(2)  100 percent of any Fees for services described in each of paragraphs (b) through (d) of this item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-

01 of Regulation S-X.

(f)  Not applicable.

(g)  The aggregate fees paid to BBD, LLP  for professional services to Registrant's affiliated broker-dealer for 2013 were $6,000., and 2012 were $12,000. respectively. The aggregate fees paid to BBD, LLP for professional services to Registrant's affiliated

Private Offering-Limited Liability Company for 2013 were $18,000 and for 2012 were

$18,000 respectively.

(h)  Not applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Schedule of Investments

This Schedule of Investments in securities of unaffiliated issuers is included as part of the Report to Shareholders.

Item 7. Disclosure of Proxy Voting Policies and Procedures for

Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management

Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule

30a-3(c)) under the Investment Company Act of 1940, as amended (the "Act") are effective based on their evaluation of these controls and procedures as of a date within

90 days of the filing date of this document.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's second fiscal half-year of the period covered by this report that has materially affected, or is easonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17

CFR 270.30a-2) in the exact form set forth below:

(Attached hereto).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment

Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Fenimore Asset Management Trust

By (Signature and Title)*

/s/ Thomas O. Putnam

---------------------------

Thomas O. Putnam, President

Date   February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment

Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Thomas O. Putnam

---------------------------

Thomas O. Putnam, President

Date   February 21, 2014

By (Signature and Title)*

/s/ Joseph A. Bucci

--------------------------

Joseph A. Bucci, Treasurer

Date   February 21, 2014

* Print the name and title of each signing officer under his or her signature.